(logo)
    American
      Express(R)
Life Insurance

        American Express(R)
        Variable Second-To-Die
        Life Insurance

                                                              2003 Annual Report

                                           Issued by: IDS Life Insurance Company

(logo)
AMERICAN
 EXPRESS
(R)

Annual Financial Information

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express(R) Variable Second-To-Die Life Insurance (comprised of subaccounts FEI, U, Y, V, IL, X, W, FBC, FCR, FCM, FBD, FDE, FEM, FGB, FGR, FEX, FIE, FMF, FND, FIV, FFI, FSM, FSA, FCA, FCD, FGI, FIR, FVL, FSB, FEG, FSC, FGC, FMP, FOS, FRE, FSV, FIF, FSE, FUE, FMC, FGT, FIG, FAG, FIP, FGW, FDS, FPH, FIN, FNO, FVS, FMI, FVA, FIC and FSP) as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express(R) Variable Second-To-Die Life Insurance at December 31, 2003, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

Minneapolis, Minnesota

March 19, 2004

--------------------------------------------------------------------------------
1  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Assets and Liabilities
                                                                                   Segregated Asset Subaccounts

December 31, 2003                                               FEI              U              Y             V              IL
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                  $ 9,316,774  $1,010,106,575   $22,637,611    $78,830,432   $255,281,350
                                                            -----------  --------------   -----------    -----------   ------------
   at market value                                          $10,986,740  $  581,753,297   $22,973,084    $79,101,394   $180,468,576
Dividends receivable                                                 --              --        73,332        259,334             --
Accounts receivable from IDS Life for contract purchase
   payments                                                      15,666              --         7,194             --             --
Receivable from mutual funds and portfolios for share
   redemptions                                                       --              --            --             --             --
                                                            -----------  --------------   -----------    -----------   ------------
Total assets                                                 11,002,406     581,753,297    23,053,610     79,360,728    180,468,576
                                                             ==========     ===========    ==========     ==========    ===========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                                 8,891         474,009        19,057         65,178        147,122
   Contract terminations                                             --          89,959            --          6,504         40,925
Payable to mutual funds and portfolios for investments
   purchased                                                         --              --            --             --             --
                                                            -----------  --------------   -----------    -----------   ------------
Total liabilities                                                 8,891         563,968        19,057         71,682        188,047
                                                            -----------  --------------   -----------    -----------   ------------
Net assets applicable to Variable Life contracts in
   accumulation period                                      $10,993,515  $  581,189,329   $23,034,553    $79,289,046   $180,280,529
                                                            ===========  ==============   ===========    ===========   ============
Accumulation units outstanding                               10,009,825     179,373,147     8,370,611     27,910,163    112,884,171
                                                             ==========     ===========     =========     ==========    ===========
Net asset value per accumulation unit                       $      1.10  $         3.24   $      2.75    $      2.84   $       1.60
                                                            ===========  ==============   ===========    ===========   ============

                                                                                  Segregated Asset Subaccounts

December 31, 2003 (continued)                                    X               W             FBC           FCR             FCM
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                 $426,632,565     $49,593,104    $4,095,030     $5,084,752    $32,046,464
                                                           ------------     -----------    ----------     ----------    -----------
   at market value                                         $349,368,341     $49,592,844    $4,132,053     $5,552,799    $32,046,336
Dividends receivable                                                 --          28,787            --             --         12,860
Accounts receivable from IDS Life for contract purchase
   payments                                                          --          26,895            --          9,410             --
Receivable from mutual funds and portfolios for share
   redemptions                                                       --              --            --             --             --
                                                           ------------     -----------    ----------     ----------    -----------
Total assets                                                349,368,341      49,648,526     4,132,053      5,562,209     32,059,196
                                                            ===========      ==========     =========      =========     ==========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                               284,774          40,984         3,336          4,389         26,126
   Contract terminations                                         31,492              --       206,067             --        174,233
Payable to mutual funds and portfolios for investments
   purchased                                                         --              --            --             --             --
                                                           ------------     -----------    ----------     ----------    -----------
Total liabilities                                               316,266          40,984       209,403          4,389        200,359
                                                           ------------     -----------    ----------     ----------    -----------
Net assets applicable to Variable Life contracts in
   accumulation period                                     $349,052,075     $49,607,542    $3,922,650     $5,557,820    $31,858,837
                                                           ============     ===========    ==========     ==========    ===========
Accumulation units outstanding                              111,684,242      26,780,965     5,486,066      8,140,134     30,104,254
                                                            ===========      ==========     =========      =========     ==========
Net asset value per accumulation unit                      $       3.13     $      1.85    $     0.71     $     0.68    $      1.06
                                                           ============     ===========    ==========     ==========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
2  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Assets and Liabilities
                                                                                   Segregated Asset Subaccounts


December 31, 2003 (continued)                                   FBD               FDE          FEM            FGB            FGR
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                  $37,704,698     $50,127,752    $2,528,381    $13,094,397    $28,529,901
                                                            -----------     -----------    ----------    -----------    -----------
   at market value                                          $38,103,846     $58,334,925    $3,064,117    $13,949,905    $26,258,086
Dividends receivable                                            122,026              --            --             --             --
Accounts receivable from IDS Life for contract purchase
   payments                                                      45,462           2,706         9,273         33,050         71,540
Receivable from mutual funds and portfolios for share
   redemptions                                                       --              --            --             --             --
                                                            -----------     -----------    ----------    -----------    -----------
Total assets                                                 38,271,334      58,337,631     3,073,390     13,982,955     26,329,626
                                                             ==========      ==========     =========     ==========     ==========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                                31,154          45,565         2,381         11,062         21,005
   Contract terminations                                             --              --            --             --             --
Payable to mutual funds and portfolios for investments
   purchased                                                         --              --            --             --             --
                                                            -----------     -----------    ----------    -----------    -----------
Total liabilities                                                31,154          45,565         2,381         11,062         21,005
                                                            -----------     -----------    ----------    -----------    -----------
Net assets applicable to Variable Life contracts in
   accumulation period                                      $38,240,180     $58,292,066    $3,071,009    $13,971,893    $26,308,621
                                                            ===========     ===========    ==========    ===========    ===========
Accumulation units outstanding                               30,824,883      52,001,215     3,110,119     10,178,957     56,630,057
                                                             ==========      ==========     =========     ==========     ==========
Net asset value per accumulation unit                       $      1.24     $      1.12    $     0.99    $      1.37    $      0.46
                                                            ===========     ===========    ==========    ===========    ===========

                                                                                   Segregated Asset Subaccounts

December 31, 2003 (continued)                                   FEX               FIE          FMF            FND            FIV
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                  $36,958,527      $2,804,365    $7,638,056   $149,573,792    $30,691,653
                                                            -----------      ----------    ----------   ------------    -----------
   at market value                                          $38,982,454      $2,849,741    $7,916,155   $141,235,515    $32,897,006
Dividends receivable                                            246,250              --            --             --             --
Accounts receivable from IDS Life for contract purchase
   payments                                                      85,972          20,171         4,747         45,331         16,776
Receivable from mutual funds and portfolios for share
   redemptions                                                       --              --            --             --             --
                                                            -----------      ----------    ----------   ------------    -----------
Total assets                                                 39,314,676       2,869,912     7,920,902    141,280,846     32,913,782
                                                             ==========       =========     =========    ===========     ==========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                                31,122           2,099         6,389        113,483         26,291
   Contract terminations                                             --              --            --             --             --
Payable to mutual funds and portfolios for investments
   purchased                                                         --              --            --             --             --
                                                            -----------      ----------    ----------   ------------    -----------
Total liabilities                                                31,122           2,099         6,389        113,483         26,291
                                                            -----------      ----------    ----------   ------------    -----------
Net assets applicable to Variable Life contracts in
   accumulation period                                      $39,283,554      $2,867,813    $7,914,513   $141,167,363    $32,887,491
                                                            ===========      ==========    ==========   ============    ===========
Accumulation units outstanding                               35,448,389       4,591,024     9,053,226    172,470,581     42,898,335
                                                             ==========       =========     =========    ===========     ==========
Net asset value per accumulation unit                       $      1.11      $     0.62    $     0.87   $       0.82    $      0.77
                                                            ===========      ==========    ==========   ============    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
3  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Assets and Liabilities
                                                                                   Segregated Asset Subaccounts

December 31, 2003 (continued)                                   FFI               FSM          FSA            FCA            FCD
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                  $25,623,359     $13,715,740   $10,022,083    $10,864,358     $7,918,824
                                                            -----------     -----------   -----------    -----------     ----------
   at market value                                          $25,460,398     $17,034,264   $ 7,805,910    $10,455,191     $8,783,204
Dividends receivable                                             56,460              --            --             --             --
Accounts receivable from IDS Life for contract purchase
   payments                                                          --              --            --          8,747            689
Receivable from mutual funds and portfolios for share
   redemptions                                                       --              --            --          8,435          7,038
                                                            -----------     -----------   -----------    -----------     ----------
Total assets                                                 25,516,858      17,034,264     7,805,910     10,472,373      8,790,931
                                                             ==========      ==========     =========     ==========      =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                                20,999          13,405         6,291          8,435          7,038
   Contract terminations                                          2,822          24,561         3,992             --             --
Payable to mutual funds and portfolios for investments
   purchased                                                         --              --            --          8,747            689
                                                            -----------     -----------   -----------    -----------     ----------
Total liabilities                                                23,821          37,966        10,283         17,182          7,727
                                                            -----------     -----------   -----------    -----------     ----------
Net assets applicable to Variable Life contracts in
   accumulation period                                      $25,493,037     $16,996,298   $ 7,795,627    $10,455,191     $8,783,204
                                                            ===========     ===========   ===========    ===========     ==========
Accumulation units outstanding                               21,369,311      15,293,052    15,708,263     16,294,362      9,203,754
                                                             ==========      ==========    ==========     ==========      =========
Net asset value per accumulation unit                       $      1.19     $      1.11   $      0.50    $      0.64     $     0.95
                                                            ===========     ===========   ===========    ===========     ==========

                                                                                   Segregated Asset Subaccounts

December 31, 2003 (continued)                                   FGI               FIR          FVL            FSB            FEG
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                 $369,194,258     $17,648,768   $71,473,245     $3,865,668     $2,957,946
                                                           ------------     -----------   -----------     ----------     ----------
   at market value                                         $323,383,951     $18,077,384   $83,773,431     $4,037,006     $3,093,014
Dividends receivable                                                 --              --            --             --             --
Accounts receivable from IDS Life for contract purchase
   payments                                                          --              --            --          8,698             --
Receivable from mutual funds and portfolios for share
   redemptions                                                  314,693          22,996        89,729          3,248         15,958
                                                           ------------     -----------   -----------     ----------     ----------
Total assets                                                323,698,644      18,100,380    83,863,160      4,048,952      3,108,972
                                                            ===========      ==========    ==========      =========      =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                               265,304          14,717        68,067          3,248          2,480
   Contract terminations                                         49,389           8,279        21,662             --         13,477
Payable to mutual funds and portfolios for investments
   purchased                                                         --              --            --          8,698             --
                                                           ------------     -----------   -----------     ----------     ----------
Total liabilities                                               314,693          22,996        89,729         11,946         15,957
                                                           ------------     -----------   -----------     ----------     ----------
Net assets applicable to Variable Life contracts in
   accumulation period                                     $323,383,951     $18,077,384   $83,773,431     $4,037,006     $3,093,015
                                                           ============     ===========   ===========     ==========     ==========
Accumulation units outstanding                              230,404,069      29,187,484    65,557,238      4,375,841      3,829,339
                                                            ===========      ==========    ==========      =========      =========
Net asset value per accumulation unit                      $       1.40     $      0.62   $      1.28     $     0.92     $     0.81
                                                           ============     ===========   ===========     ==========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
4  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Assets and Liabilities
                                                                                   Segregated Asset Subaccounts

December 31, 2003 (continued)                                   FSC               FGC          FMP            FOS            FRE
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                  $29,717,909     $70,911,303  $ 85,070,707    $14,490,131    $34,496,479
                                                            -----------     -----------  ------------    -----------    -----------
   at market value                                          $23,594,776     $77,322,110  $107,473,379    $16,523,950    $43,043,665
Dividends receivable                                                 --              --            --             --             --
Accounts receivable from IDS Life for contract purchase
   payments                                                          --          74,888        15,829         42,231         49,251
Receivable from mutual funds and portfolios for share
   redemptions                                                   24,311          61,678        87,079         13,170         34,504
                                                            -----------     -----------  ------------    -----------    -----------
Total assets                                                 23,619,087      77,458,676   107,576,287     16,579,351     43,127,420
                                                             ==========      ==========   ===========     ==========     ==========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                                19,273          61,678        87,079         13,170         34,504
   Contract terminations                                          5,038              --            --             --             --
Payable to mutual funds and portfolios for investments
   purchased                                                         --          74,888        15,829         42,231         49,251
                                                            -----------     -----------  ------------    -----------    -----------
Total liabilities                                                24,311         136,566       102,908         55,401         83,755
                                                            -----------     -----------  ------------    -----------    -----------
Net assets applicable to Variable Life contracts in
   accumulation period                                      $23,594,776     $77,322,110  $107,473,379    $16,523,950    $43,043,665
                                                            ===========     ===========  ============    ===========    ===========
Accumulation units outstanding                               20,945,090      85,401,050    77,767,142     21,422,431     25,551,427
                                                             ==========      ==========    ==========     ==========     ==========
Net asset value per accumulation unit                       $      1.13     $      0.91  $       1.38    $      0.77    $      1.68
                                                            ===========     ===========  ============    ===========    ===========

                                                                                   Segregated Asset Subaccounts

December 31, 2003 (continued)                                   FSV               FIF          FSE            FUE            FMC
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                  $14,439,226     $37,916,654    $7,677,470    $15,076,135    $52,489,202
                                                            -----------     -----------    ----------    -----------    -----------
   at market value                                          $17,450,167     $38,127,175    $9,440,045    $16,173,251    $61,556,679
Dividends receivable                                                 --              --            --             --             --
Accounts receivable from IDS Life for contract purchase
   payments                                                      23,819           2,949            --         41,189         46,682
Receivable from mutual funds and portfolios for share
   redemptions                                                   14,086          30,705        11,397         12,945         49,845
                                                            -----------     -----------    ----------    -----------    -----------
Total assets                                                 17,488,072      38,160,829     9,451,442     16,227,385     61,653,206
                                                             ==========      ==========     =========     ==========     ==========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                                14,086          30,705         7,729         12,945         49,845
   Contract terminations                                             --              --         3,668             --             --
Payable to mutual funds and portfolios for investments
   purchased                                                     23,819           2,949            --         41,189         46,682
                                                            -----------     -----------    ----------    -----------    -----------
Total liabilities                                                37,905          33,654        11,397         54,134         96,527
                                                            -----------     -----------    ----------    -----------    -----------
Net assets applicable to Variable Life contracts in
   accumulation period                                      $17,450,167     $38,127,175    $9,440,045    $16,173,251    $61,556,679
                                                            ===========     ===========    ==========    ===========    ===========
Accumulation units outstanding                               11,574,490      40,085,356     7,358,205     20,583,623     38,493,669
                                                             ==========      ==========     =========     ==========     ==========
Net asset value per accumulation unit                       $      1.51     $      0.95    $     1.28    $      0.79    $      1.60
                                                            ===========     ===========    ==========    ===========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
5  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Assets and Liabilities

                                                                                   Segregated Asset Subaccounts

December 31, 2003 (continued)                                   FGT               FIG          FAG            FIP            FGW
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                  $10,451,419     $26,936,182   $13,465,165    $16,706,494    $25,926,872
                                                            -----------     -----------   -----------    -----------    -----------
   at market value                                          $ 7,599,344     $26,324,432   $10,541,442    $19,265,009    $24,297,206
Dividends receivable                                                 --              --            --             --             --
Accounts receivable from IDS Life for contract purchase
   payments                                                      17,590          26,933            94         87,897        122,240
Receivable from mutual funds and portfolios for share
   redemptions                                                    6,302          21,717         8,687         15,243         19,600
                                                            -----------     -----------   -----------    -----------    -----------
Total assets                                                  7,623,236      26,373,082    10,550,223     19,368,149     24,439,046
                                                              =========      ==========    ==========     ==========     ==========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                                 6,302          21,717         8,687         15,243         19,600
   Contract terminations                                             --              --            --             --             --
Payable to mutual funds and portfolios for investments
   purchased                                                     17,590          26,933            94         87,897        122,240
                                                            -----------     -----------   -----------    -----------    -----------
Total liabilities                                                23,892          48,650         8,781        103,140        141,840
                                                            -----------     -----------   -----------    -----------    -----------
Net assets applicable to Variable Life contracts in
   accumulation period                                      $ 7,599,344     $26,324,432   $10,541,442    $19,265,009    $24,297,206
                                                            ===========     ===========   ===========    ===========    ===========
Accumulation units outstanding                               20,019,350      42,310,399    24,625,284     23,615,189     40,588,157
                                                             ==========      ==========    ==========     ==========     ==========
Net asset value per accumulation unit                       $      0.38     $      0.62   $      0.43    $      0.82    $      0.60
                                                            ===========     ===========   ===========    ===========    ===========

                                                                                   Segregated Asset Subaccounts

December 31, 2003 (continued)                                   FDS               FPH          FIN            FNO            FVS
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                  $25,938,670     $13,813,818   $11,113,858   $371,050,111    $13,805,749
                                                            -----------     -----------   -----------   ------------    -----------
   at market value                                          $26,732,347     $14,347,453   $11,230,770   $227,873,124    $11,578,066
Dividends receivable                                                 --              --            --             --             --
Accounts receivable from IDS Life for contract purchase
   payments                                                      12,052          10,622            --             --             --
Receivable from mutual funds and portfolios for share
   redemptions                                                   21,939          11,677        14,909        303,214         23,572
                                                            -----------     -----------   -----------   ------------    -----------
Total assets                                                 26,766,338      14,369,752    11,245,679    228,176,338     11,601,638
                                                             ==========      ==========    ==========    ===========     ==========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                                21,939          11,677         9,260        188,877          9,597
   Contract terminations                                             --              --         5,649        114,337         13,975
Payable to mutual funds and portfolios for investments
   purchased                                                     12,052          10,622            --             --             --
                                                            -----------     -----------   -----------   ------------    -----------
Total liabilities                                                33,991          22,299        14,909        303,214         23,572
                                                            -----------     -----------   -----------   ------------    -----------
Net assets applicable to Variable Life contracts in
   accumulation period                                      $26,732,347     $14,347,453   $11,230,770   $227,873,124    $11,578,066
                                                            ===========     ===========   ===========   ============    ===========
Accumulation units outstanding                               32,961,885      12,549,606    19,531,295    199,866,287     21,382,978
                                                             ==========      ==========    ==========    ===========     ==========
Net asset value per accumulation unit                       $      0.81     $      1.14   $      0.58   $       1.14    $      0.54
                                                            ===========     ===========   ===========   ============    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Assets and Liabilities

                                                                          Segregated Asset Subaccounts

December 31, 2003 (continued)                                   FMI               FVA          FIC            FSP
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                  $62,232,965     $69,966,972   $21,881,614    $43,032,928
                                                            -----------     -----------   -----------    -----------
   at market value                                          $76,362,864     $88,028,370   $26,054,593    $52,912,969
Dividends receivable                                                 --              --            --             --
Accounts receivable from IDS Life for contract purchase
   payments                                                          --          69,952            --         75,784
Receivable from mutual funds and portfolios for share
   redemptions                                                   93,783          71,362        68,480         42,361
                                                            -----------     -----------   -----------    -----------
Total assets                                                 76,456,647      88,169,684    26,123,073     53,031,114
                                                             ==========      ==========    ==========     ==========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                                61,622          71,362        20,641         42,361
   Contract terminations                                         32,161              --        47,839             --
Payable to mutual funds and portfolios for investments
   purchased                                                         --          69,952            --         75,784
                                                            -----------     -----------   -----------    -----------
Total liabilities                                                93,783         141,314        68,480        118,145
                                                            -----------     -----------   -----------    -----------
Net assets applicable to Variable Life contracts in
   accumulation period                                      $76,362,864     $88,028,370   $26,054,593    $52,912,969
                                                            ===========     ===========   ===========    ===========
Accumulation units outstanding                               40,575,024      49,538,789    35,693,830     38,763,034
                                                             ==========      ==========    ==========     ==========
Net asset value per accumulation unit                       $      1.88     $      1.78   $      0.73    $      1.37
                                                            ===========     ===========   ===========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
7  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Operations
                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2003                                    FEI                U            Y              V             IL
Investment income
Dividend income from mutual funds and portfolios             $  149,280     $        --    $  828,018    $ 3,168,852   $  1,752,261
Variable account expenses                                        74,308       4,785,689       228,264        778,321      1,438,575
                                                                 ------       ---------       -------        -------      ---------
Investment income (loss) -- net                                  74,972      (4,785,689)      599,754      2,390,531        313,686
                                                                 ======      ==========       =======      =========        =======
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                          677,916      59,827,240     5,978,065     16,108,957     21,975,603
   Cost of investments sold                                     716,600     121,100,770     5,823,666     16,060,425     37,507,434
                                                                -------     -----------     ---------     ----------     ----------
Net realized gain (loss) on sales of investments                (38,684)    (61,273,530)      154,399         48,532    (15,531,831)
Distributions from capital gains                                     --              --       407,307             --             --
Net change in unrealized appreciation or depreciation of
   investments                                                2,915,726     190,199,538      (884,250)       500,334     54,350,415
                                                              ---------     -----------      --------        -------     ----------
Net gain (loss) on investments                                2,877,042     128,926,008      (322,544)       548,866     38,818,584
                                                              ---------     -----------      --------        -------     ----------
Net increase (decrease) in net assets resulting from
   operations                                                $2,952,014    $124,140,319    $  277,210    $ 2,939,397   $ 39,132,270
                                                             ==========    ============    ==========    ===========   ============

                                                                                  Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                         X                 W           FBC            FCR            FCM
Investment income
Dividend income from mutual funds and portfolios           $  5,897,130     $   393,293      $ 29,943       $ 17,514    $   169,188
Variable account expenses                                     2,911,106         514,603        30,369         24,910        300,846
                                                              ---------         -------        ------         ------        -------
Investment income (loss) -- net                               2,986,024        (121,310)         (426)        (7,396)      (131,658)
                                                              =========        ========          ====         ======       ========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                       39,851,616      22,625,048       446,742        192,624     25,736,723
   Cost of investments sold                                  55,856,340      22,625,181       542,759        206,892     25,736,871
                                                             ----------      ----------       -------        -------     ----------
Net realized gain (loss) on sales of investments            (16,004,724)           (133)      (96,017)       (14,268)          (148)
Distributions from capital gains                                     --              47            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                               76,937,485             145       908,718        745,503            149
                                                             ----------      ----------       -------        -------     ----------
Net gain (loss) on investments                               60,932,761              59       812,701        731,235              1
                                                             ----------      ----------       -------        -------     ----------
Net increase (decrease) in net assets resulting from
   operations                                              $ 63,918,785     $  (121,251)     $812,275       $723,839    $  (131,657)
                                                           ============     ===========      ========       ========    ===========

                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                        FBD               FDE          FEM            FGB            FGR
Investment income
Dividend income from mutual funds and portfolios             $1,293,604     $   586,037      $ 32,688     $  771,633     $   38,377
Variable account expenses                                       326,894         330,275        15,754         94,014        162,045
                                                                -------         -------        ------         ------        -------
Investment income (loss) -- net                                 966,710         255,762        16,934        677,619       (123,668)
                                                                =======         =======        ======        =======       ========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                        3,357,004         742,152       216,473      1,328,004        343,987
   Cost of investments sold                                   3,332,858         808,843       217,615      1,270,658        465,603
                                                              ---------         -------       -------      ---------        -------
Net realized gain (loss) on sales of investments                 24,146         (66,691)       (1,142)        57,346       (121,616)
Distributions from capital gains                                     --              --            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                                  224,718      13,352,902       637,742        469,991      3,627,555
                                                                -------      ----------       -------        -------      ---------
Net gain (loss) on investments                                  248,864      13,286,211       636,600        527,337      3,505,939
                                                                -------      ----------       -------        -------      ---------
Net increase (decrease) in net assets resulting from
   operations                                                $1,215,574     $13,541,973      $653,534     $1,204,956     $3,382,271
                                                             ==========     ===========      ========     ==========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Operations
                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                        FEX               FIE          FMF            FND            FIV
Investment income
Dividend income from mutual funds and portfolios             $2,035,359        $ 16,136    $  129,502    $   759,797     $  287,752
Variable account expenses                                       242,982          15,438        51,048      1,010,198        214,083
                                                             ----------        --------    ----------    -----------     ----------
Investment income (loss) -- net                               1,792,377             698        78,454       (250,401)        73,669
                                                             ==========        ========    ==========    ===========     ==========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                          785,306         167,328       463,295      1,942,463        884,207
   Cost of investments sold                                     789,963         203,047       491,328      2,477,232        963,661
                                                             ----------        --------    ----------    -----------     ----------
Net realized gain (loss) on sales of investments                 (4,657)        (35,719)      (28,033)      (534,769)       (79,454)
Distributions from capital gains                                     --              --            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                                3,800,804         512,507     1,008,806     24,818,625      6,070,571
                                                             ----------        --------    ----------    -----------     ----------
Net gain (loss) on investments                                3,796,147         476,788       980,773     24,283,856      5,991,117
                                                             ----------        --------    ----------    -----------     ----------
Net increase (decrease) in net assets resulting from
   operations                                                $5,588,524        $477,486    $1,059,227    $24,033,455     $6,064,786
                                                             ==========        ========    ==========    ===========     ==========

                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                        FFI               FSM          FSA            FCA            FCD
Investment income
Dividend income from mutual funds and portfolios             $  582,236       $      --     $      --      $      --      $      --
Variable account expenses                                       228,197          93,069        56,192         69,972         57,437
                                                             ----------      ----------    ----------     ----------     ----------
Investment income (loss) -- net                                 354,039         (93,069)      (56,192)       (69,972)       (57,437)
                                                             ==========      ==========    ==========     ==========     ==========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                        5,665,906         489,831       446,268        344,552        374,863
   Cost of investments sold                                   5,656,808         452,912       705,975        461,180        410,059
                                                             ----------      ----------    ----------     ----------     ----------
Net realized gain (loss) on sales of investments                  9,098          36,919      (259,707)      (116,628)       (35,196)
Distributions from capital gains                                124,712              --            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                                 (342,293)      4,233,092     1,835,318      2,173,513      2,022,559
                                                             ----------      ----------    ----------     ----------     ----------
Net gain (loss) on investments                                 (208,483)      4,270,011     1,575,611      2,056,885      1,987,363
                                                             ----------      ----------    ----------     ----------     ----------
Net increase (decrease) in net assets resulting from
   operations                                                $  145,556      $4,176,942    $1,519,419     $1,986,913     $1,929,926
                                                             ==========      ==========    ==========     ==========     ==========

                                                                                  Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                        FGI               FIR          FVL            FSB            FEG
Investment income
Dividend income from mutual funds and portfolios            $ 2,941,733      $   92,383   $   649,908       $ 71,518        $    --
Variable account expenses                                     2,643,646         124,981       591,420         27,139         17,338
                                                            -----------      ----------   -----------       --------       --------
Investment income (loss) -- net                                 298,087         (32,598)       58,488         44,379        (17,338)
                                                            ===========      ==========   ===========       ========       ========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                       30,255,342         434,802       982,241        212,300        188,392
   Cost of investments sold                                  40,031,893         477,874     1,015,605        225,181        235,368
                                                            -----------      ----------   -----------       --------       --------
Net realized gain (loss) on sales of investments             (9,776,551)        (43,072)      (33,364)       (12,881)       (46,976)
Distributions from capital gains                                     --              --            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                               71,514,410       3,358,962    17,087,309        489,915        710,969
                                                            -----------      ----------   -----------       --------       --------
Net gain (loss) on investments                               61,737,859       3,315,890    17,053,945        477,034        663,993
                                                            -----------      ----------   -----------       --------       --------
Net increase (decrease) in net assets resulting from
   operations                                               $62,035,946      $3,283,292   $17,112,433       $521,413       $646,655
                                                            ===========      ==========   ===========       ========       ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Operations

                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                        FSC               FGC          FMP            FOS            FRE
Investment income
Dividend income from mutual funds and portfolios             $       --     $   457,634   $   189,181     $   58,992     $  744,149
Variable account expenses                                       166,966         487,942       666,536         91,241        276,387
                                                             ----------     -----------   -----------     ----------     ----------
Investment income (loss) -- net                                (166,966)        (30,308)     (477,355)       (32,249)       467,762
                                                             ==========     ===========   ===========     ==========     ==========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                        1,240,108         111,234       325,399        281,353        449,229
   Cost of investments sold                                   2,105,057         112,432       315,597        336,280        413,840
                                                             ----------     -----------   -----------     ----------     ----------
Net realized gain (loss) on sales of investments               (864,949)         (1,198)        9,802        (54,927)        35,389
Distributions from capital gains                                     --              --            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                                8,164,936      11,077,776    26,370,142      4,092,987      8,854,043
                                                             ----------     -----------   -----------     ----------     ----------
Net gain (loss) on investments                                7,299,987      11,076,578    26,379,944      4,038,060      8,889,432
                                                             ----------     -----------   -----------     ----------     ----------
Net increase (decrease) in net assets resulting from
   operations                                                $7,133,021     $11,046,270   $25,902,589     $4,005,811     $9,357,194
                                                             ==========     ===========   ===========     ==========     ==========

                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                        FSV               FIF          FSE            FUE            FMC
Investment income
Dividend income from mutual funds and portfolios             $   26,689      $  447,929    $   18,504     $  101,048    $   475,300
Variable account expenses                                       114,887         240,565        61,992        104,942        411,403
                                                             ----------      ----------    ----------     ----------    -----------
Investment income (loss) -- net                                 (88,198)        207,364       (43,488)        (3,894)        63,897
                                                             ==========      ==========    ==========     ==========    ===========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                          510,717         263,165       407,904        395,457        410,510
   Cost of investments sold                                     496,888         313,018       402,401        448,500        419,590
                                                             ----------      ----------    ----------     ----------    -----------
Net realized gain (loss) on sales of investments                 13,829         (49,853)        5,503        (53,043)        (9,080)
Distributions from capital gains                                     --              --       272,627             --        623,888
Net change in unrealized appreciation or depreciation of
   investments                                                3,907,847       7,907,273     2,381,750      3,164,105     11,342,732
                                                             ----------      ----------    ----------     ----------    -----------
Net gain (loss) on investments                                3,921,676       7,857,420     2,659,880      3,111,062     11,957,540
                                                             ----------      ----------    ----------     ----------    -----------
Net increase (decrease) in net assets resulting from
   operations                                                $3,833,478      $8,064,784    $2,616,392     $3,107,168    $12,021,437
                                                             ==========      ==========    ==========     ==========    ===========

                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                        FGT               FIG          FAG            FIP            FGW
Investment income
Dividend income from mutual funds and portfolios             $       --      $  214,221    $       --     $   39,229     $       --
Variable account expenses                                        55,224         197,596        82,636        100,145        171,684
                                                             ----------      ----------    ----------     ----------     ----------
Investment income (loss) -- net                                 (55,224)         16,625       (82,636)       (60,916)      (171,684)
                                                             ==========      ==========    ==========     ==========     ==========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                          780,450       2,624,192     1,203,774         49,011        379,550
   Cost of investments sold                                   1,298,138       3,267,438     1,774,876         49,024        468,848
                                                             ----------      ----------    ----------     ----------     ----------
Net realized gain (loss) on sales of investments               (517,688)       (643,246)     (571,102)           (13)       (89,298)
Distributions from capital gains                                     --              --            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                                2,837,014       7,319,749     3,299,966      3,339,474      3,935,451
                                                             ----------      ----------    ----------     ----------     ----------
Net gain (loss) on investments                                2,319,326       6,676,503     2,728,864      3,339,461      3,846,153
                                                             ----------      ----------    ----------     ----------     ----------
Net increase (decrease) in net assets resulting from
   operations                                                $2,264,102      $6,693,128    $2,646,228     $3,278,545     $3,674,469
                                                             ==========      ==========    ==========     ==========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Operations

                                                                                   Segregated Asset Subaccounts

Period ended December 31, 2003 (continued)                      FDS               FPH          FIN            FNO            FVS
Investment income
Dividend income from mutual funds and portfolios             $       --      $  973,257    $   26,518    $        --     $       --
Variable account expenses                                       195,247         100,870        82,727      1,907,068         90,021
                                                             ----------      ----------    ----------    -----------     ----------
Investment income (loss) -- net                                (195,247)        872,387       (56,209)    (1,907,068)       (90,021)
                                                             ==========      ==========    ==========    ===========     ==========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                          911,431       1,152,093     1,154,760     29,790,072      1,169,881
   Cost of investments sold                                   1,012,854       1,180,447     1,303,777     55,447,444      1,574,339
                                                             ----------      ----------    ----------    -----------     ----------
Net realized gain (loss) on sales of investments               (101,423)        (28,354)     (149,017)   (25,657,372)      (404,458)
Distributions from capital gains                                     --              --            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                                6,404,996       1,613,573     2,949,054     84,974,740      3,246,638
                                                             ----------      ----------    ----------    -----------     ----------
Net gain (loss) on investments                                6,303,573       1,585,219     2,800,037     59,317,368      2,842,180
                                                             ----------      ----------    ----------    -----------     ----------
Net increase (decrease) in net assets resulting from
   operations                                                $6,108,326      $2,457,606    $2,743,828    $57,410,300     $2,752,159
                                                             ==========      ==========    ==========    ===========     ==========

                                                                           Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                        FMI               FVA          FIC            FSP
Investment income
Dividend income from mutual funds and portfolios            $        --     $   128,446    $   40,312    $        --
Variable account expenses                                       483,358         599,276       143,189        313,235
                                                            -----------     -----------    ----------    -----------
Investment income (loss) -- net                                (483,358)       (470,830)     (102,877)      (313,235)
                                                            ===========     ===========    ==========    ===========

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                          688,304         882,958       198,725        165,770
   Cost of investments sold                                     730,791         847,071       212,165        171,664
                                                            -----------     -----------    ----------    -----------
Net realized gain (loss) on sales of investments                (42,487)         35,887       (13,440)        (5,894)
Distributions from capital gains                              2,792,050       1,292,241            --             --
Net change in unrealized appreciation or depreciation of
   investments                                               19,547,020      22,925,988     6,865,655     12,594,975
                                                            -----------     -----------    ----------    -----------
Net gain (loss) on investments                               22,296,583      24,254,116     6,852,215     12,589,081
                                                            -----------     -----------    ----------    -----------
Net increase (decrease) in net assets resulting from
   operations                                               $21,813,225     $23,783,286    $6,749,338    $12,275,846
                                                            ===========     ===========    ==========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2003                                    FEI                U            Y              V             IL
Operations
Investment income (loss) -- net                             $    74,972   $  (4,785,689)  $   599,754   $  2,390,531   $    313,686
Net realized gain (loss) on sales of investments                (38,684)    (61,273,530)      154,399         48,532    (15,531,831)
Distributions from capital gains                                     --              --       407,307             --             --
Net change in unrealized appreciation or depreciation of
   investments                                                2,915,726     190,199,538      (884,250)       500,334     54,350,415
                                                            -----------   -------------   -----------   ------------   ------------
Net increase (decrease) in net assets resulting from
   operations                                                 2,952,014     124,140,319       277,210      2,939,397     39,132,270
                                                              =========     ===========       =======      =========     ==========
Contract transactions
Contract purchase payments                                    1,228,478      73,658,080     3,920,346      8,186,611     21,870,288
Net transfers(1)                                                679,857     (44,046,527)   (1,820,787)   (10,270,679)   (18,543,282)
Transfers for policy loans                                        4,312        (135,780)      (58,976)       238,924       (468,962)
Policy charges                                                 (406,017)    (37,983,118)   (2,077,412)    (6,694,918)    (9,728,072)
Contract terminations:
   Surrender benefits                                          (250,301)    (31,123,349)   (1,664,728)    (5,543,284)    (9,503,020)
   Death benefits                                                    --        (303,447)       (7,735)       (88,001)       (79,672)
                                                            -----------   -------------   -----------   ------------   ------------
Increase (decrease) from contract transactions                1,256,329     (39,934,141)   (1,709,292)   (14,171,347)   (16,452,720)
                                                            -----------   -------------   -----------   ------------   ------------
Net assets at beginning of year                               6,785,172     496,983,151    24,466,635     90,520,996    157,600,979
                                                            -----------   -------------   -----------   ------------   ------------
Net assets at end of year                                   $10,993,515    $581,189,329   $23,034,553   $ 79,289,046   $180,280,529
                                                            ===========    ============   ===========   ============   ============
Accumulation unit activity
Units outstanding at beginning of year                        8,661,372     193,612,368     8,992,967     32,956,860    125,215,682
Contract purchase payments                                    1,410,691      26,157,818     1,433,435      2,923,071     16,490,653
Net transfers(1)                                                679,875     (15,398,560)     (651,700)    (3,475,336)   (13,749,131)
Transfers for policy loans                                        5,601         (38,810)      (21,687)        85,253       (341,484)
Policy charges                                                 (465,856)    (13,913,946)     (771,441)    (2,572,505)    (7,625,501)
Contract terminations:
   Surrender benefits                                          (281,858)    (10,938,429)     (608,091)    (1,975,771)    (7,047,181)
   Death benefits                                                    --        (107,294)       (2,872)       (31,409)       (58,867)
                                                            -----------   -------------   -----------   ------------   ------------
Units outstanding at end of year                             10,009,825     179,373,147     8,370,611     27,910,163    112,884,171
                                                             ==========     ===========     =========     ==========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                         X                 W           FBC            FCR            FCM
Operations
Investment income (loss) -- net                            $  2,986,024    $   (121,310)   $     (426)    $   (7,396)  $   (131,658)
Net realized gain (loss) on sales of investments            (16,004,724)           (133)      (96,017)       (14,268)          (148)
Distributions from capital gains                                     --              47            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                               76,937,485             145       908,718        745,503            149
                                                           ------------    ------------    ----------     ----------   ------------
Net increase (decrease) in net assets resulting from
   operations                                                63,918,785        (121,251)      812,275        723,839       (131,657)
                                                             ==========        ========       =======        =======       ========
Contract transactions
Contract purchase payments                                   38,503,441      24,725,380       879,024        913,762     21,802,315
Net transfers(1)                                            (24,212,047)    (25,874,448)     (157,308)     2,919,435    (14,357,161)
Transfers for policy loans                                     (150,703)        752,437       (31,930)        (4,823)      (131,850)
Policy charges                                              (25,061,603)     (8,023,388)     (184,054)      (146,875)    (4,092,990)
Contract terminations:
   Surrender benefits                                       (19,793,645)     (4,608,006)     (151,922)      (108,428)    (3,136,306)
   Death benefits                                              (400,116)        (24,793)         (269)            --         (4,465)
                                                           ------------    ------------    ----------     ----------   ------------
Increase (decrease) from contract transactions              (31,114,673)    (13,052,818)      353,541      3,573,071         79,543
                                                           ------------    ------------    ----------     ----------   ------------
Net assets at beginning of year                             316,247,963      62,781,611     2,756,834      1,260,910     31,910,951
                                                           ------------    ------------    ----------     ----------   ------------
Net assets at end of year                                  $349,052,075    $ 49,607,542    $3,922,650     $5,557,820   $ 31,858,837
                                                           ============    ============    ==========     ==========   ============
Accumulation unit activity
Units outstanding at beginning of year                      123,110,170      33,820,803     4,869,290      2,364,997     30,035,939

Contract purchase payments                                   14,079,118      13,330,025     1,427,800      1,500,083     20,556,328
Net transfers(1)                                             (8,511,705)    (13,910,068)     (222,587)     4,729,509    (13,528,087)
Transfers for policy loans                                      (49,810)        405,637       (47,871)        (6,089)      (124,368)
Policy charges                                               (9,599,063)     (4,367,387)     (302,786)      (270,150)    (3,875,334)
Contract terminations:
   Surrender benefits                                        (7,194,363)     (2,484,687)     (237,340)      (178,216)    (2,956,015)
   Death benefits                                              (150,105)        (13,358)         (440)            --         (4,209)
                                                           ------------    ------------    ----------     ----------   ------------
Units outstanding at end of year                            111,684,242      26,780,965     5,486,066      8,140,134     30,104,254
                                                            ===========      ==========     =========      =========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                        FBD               FDE          FEM            FGB            FGR
Operations
Investment income (loss) -- net                             $   966,710     $   255,762    $   16,934    $   677,619    $  (123,668)
Net realized gain (loss) on sales of investments                 24,146         (66,691)       (1,142)        57,346       (121,616)
Distributions from capital gains                                     --              --            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                                  224,718      13,352,902       637,742        469,991      3,627,555
                                                            -----------     -----------    ----------    -----------    -----------
Net increase (decrease) in net assets resulting from
   operations                                                 1,215,574      13,541,973       653,534      1,204,956      3,382,271
                                                              =========      ==========       =======      =========      =========
Contract transactions
Contract purchase payments                                    8,325,633       8,289,140       496,301      2,341,579      5,241,826
Net transfers(1)                                              2,791,789      12,676,678       859,784      4,794,637      7,849,120
Transfers for policy loans                                     (169,023)        (35,236)      (12,845)       (91,457)       (65,713)
Policy charges                                               (2,515,769)     (1,636,097)      (72,905)      (447,955)      (913,196)
Contract terminations:
   Surrender benefits                                        (2,043,645)     (1,421,201)      (45,758)      (222,985)      (582,015)
   Death benefits                                               (35,145)        (24,896)           --             --        (18,806)
                                                            -----------     -----------    ----------    -----------    -----------
Increase (decrease) from contract transactions                6,353,840      17,848,388     1,224,577      6,373,819     11,511,216
                                                            -----------     -----------    ----------    -----------    -----------
Net assets at beginning of year                              30,670,766      26,901,705     1,192,898      6,393,118     11,415,134
                                                            -----------     -----------    ----------    -----------    -----------
Net assets at end of year                                   $38,240,180     $58,292,066    $3,071,009    $13,971,893    $26,308,621
                                                            ===========     ===========    ==========    ===========    ===========
Accumulation unit activity
Units outstanding at beginning of year                       25,600,991      33,573,446     1,680,260      5,216,842     29,572,798
Contract purchase payments                                    6,803,436       9,088,482       608,854      1,806,211     12,376,769
Net transfers(1)                                              2,354,059      12,852,556     1,008,891      3,777,736     18,457,691
Transfers for policy loans                                     (136,672)        (36,262)      (16,271)       (70,576)      (147,475)
Policy charges                                               (2,103,644)     (1,895,014)     (110,555)      (379,321)    (2,181,017)
Contract terminations:
   Surrender benefits                                        (1,664,644)     (1,556,500)      (61,060)      (171,935)    (1,406,074)
   Death benefits                                               (28,643)        (25,493)           --             --        (42,635)
                                                             ----------       ---------     ---------    -----------     ----------
Units outstanding at end of year                             30,824,883      52,001,215     3,110,119     10,178,957     56,630,057
                                                             ==========      ==========     =========     ==========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                        FEX               FIE          FMF            FND            FIV
Operations
Investment income (loss) -- net                             $ 1,792,377      $      698    $   78,454   $   (250,401)   $    73,669
Net realized gain (loss) on sales of investments                 (4,657)        (35,719)      (28,033)      (534,769)       (79,454)
Distributions from capital gains                                     --              --            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                                3,800,804         512,507     1,008,806     24,818,625      6,070,571
                                                            -----------      ----------    ----------   ------------    -----------
Net increase (decrease) in net assets resulting from
   operations                                                 5,588,524         477,486     1,059,227     24,033,455      6,064,786
                                                              =========         =======     =========     ==========      =========
Contract transactions
Contract purchase payments                                    5,343,531         516,428     1,428,376     28,796,255      5,470,370
Net transfers(1)                                             15,299,898         709,331     2,122,091      9,783,289      7,042,998
Transfers for policy loans                                     (187,130)        (22,310)      (39,237)      (407,958)      (125,133)
Policy charges                                               (1,269,598)        (96,832)     (350,407)    (6,077,907)    (1,168,311)
Contract terminations:
   Surrender benefits                                          (821,990)        (50,144)     (236,022)    (4,222,044)    (1,156,865)
   Death benefits                                               (16,423)         (1,560)       (4,517)       (65,066)       (18,957)
                                                            -----------      ----------    ----------   ------------    -----------
Increase (decrease) from contract transactions               18,348,288       1,054,913     2,920,284     27,806,569     10,044,102
                                                            -----------      ----------    ----------   ------------    -----------
Net assets at beginning of year                              15,346,742       1,335,414     3,935,002     89,327,339     16,778,603
                                                            -----------      ----------    ----------   ------------    -----------
Net assets at end of year                                   $39,283,554      $2,867,813    $7,914,513   $141,167,363    $32,887,491
                                                            ===========      ==========    ==========   ============    ===========
Accumulation unit activity
Units outstanding at beginning of year                       17,180,619       2,713,240     5,364,212    134,661,364     27,756,744
Contract purchase payments                                    5,279,904         986,198     1,805,588     39,538,218      8,216,966
Net transfers(1)                                             15,326,763       1,212,903     2,695,902     13,309,695     10,622,303
Transfers for policy loans                                     (177,538)        (39,838)      (50,382)      (533,873)      (178,932)
Policy charges                                               (1,346,869)       (185,553)     (457,650)    (8,566,675)    (1,760,725)
Contract terminations:
   Surrender benefits                                          (798,002)        (93,284)     (298,751)    (5,849,285)    (1,730,277)
   Death benefits                                               (16,488)         (2,642)       (5,693)       (88,863)       (27,744)
                                                             ----------       ---------     ---------    -----------     ----------
Units outstanding at end of year                             35,448,389       4,591,024     9,053,226    172,470,581     42,898,335
                                                             ==========       =========     =========    ===========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                        FFI               FSM          FSA            FCA            FCD
Operations
Investment income (loss) -- net                             $   354,039     $   (93,069)   $  (56,192)   $   (69,972)    $  (57,437)
Net realized gain (loss) on sales of investments                  9,098          36,919      (259,707)      (116,628)       (35,196)
Distributions from capital gains                                124,712              --            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                                 (342,293)      4,233,092     1,835,318      2,173,513      2,022,559
                                                            -----------     -----------    ----------    -----------     ----------
Net increase (decrease) in net assets resulting from
   operations                                                   145,556       4,176,942     1,519,419      1,986,913      1,929,926
                                                            ===========     ===========    ==========    ===========     ==========
Contract transactions
Contract purchase payments                                    6,769,785       2,409,495     1,742,876      2,195,099      1,359,819
Net transfers(1)                                              3,321,223       4,725,898       129,149        992,633      1,078,311
Transfers for policy loans                                     (187,505)         (6,013)      (38,592)       (43,176)       (11,673)
Policy charges                                               (1,987,913)       (464,010)     (383,003)      (389,071)      (260,119)
Contract terminations:
   Surrender benefits                                        (1,211,997)       (284,505)     (215,372)      (222,481)      (171,282)
   Death benefits                                                  (723)             --       (15,675)        (9,615)            --
                                                            -----------     -----------    ----------    -----------     ----------
Increase (decrease) from contract transactions                6,702,870       6,380,865     1,219,383      2,523,389      1,995,056
                                                            -----------     -----------    ----------    -----------     ----------
Net assets at beginning of year                              18,644,611       6,438,491     5,056,825      5,944,889      4,858,222
                                                            -----------     -----------    ----------    -----------     ----------
Net assets at end of year                                   $25,493,037     $16,996,298    $7,795,627    $10,455,191     $8,783,204
                                                            ===========     ===========    ==========    ===========     ==========

Accumulation unit activity
Units outstanding at beginning of year                       15,723,672       8,488,884    13,006,846     11,892,756      6,829,108
Contract purchase payments                                    5,688,455       2,681,149     4,030,912      3,971,721      1,700,498
Net transfers(1)                                              2,860,258       4,971,177       187,277      1,635,227      1,247,277
Transfers for policy loans                                     (157,245)         (7,489)      (89,831)       (75,046)       (13,859)
Policy charges                                               (1,726,719)       (536,209)     (889,480)      (707,908)      (345,850)
Contract terminations:
   Surrender benefits                                        (1,018,501)       (304,460)     (500,630)      (404,539)      (213,420)
   Death benefits                                                  (609)             --       (36,831)       (17,849)            --
                                                             ----------      ----------    ----------     ----------      ---------
Units outstanding at end of year                             21,369,311      15,293,052    15,708,263     16,294,362      9,203,754
                                                             ==========      ==========    ==========     ==========      =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                        FGI               FIR          FVL            FSB            FEG
Operations
Investment income (loss) -- net                            $    298,087     $   (32,598)  $    58,488     $   44,379     $  (17,338)
Net realized gain (loss) on sales of investments             (9,776,551)        (43,072)      (33,364)       (12,881)       (46,976)
Distributions from capital gains                                     --              --            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                               71,514,410       3,358,962    17,087,309        489,915        710,969
                                                           ------------     -----------   -----------     ----------     ----------
Net increase (decrease) in net assets resulting from
   operations                                                62,035,946       3,283,292    17,112,433        521,413        646,655
                                                             ==========       =========    ==========        =======        =======
Contract transactions
Contract purchase payments                                   44,712,664       3,288,309    12,360,918        804,010        459,400
Net transfers(1)                                            (27,957,900)      1,575,725     5,885,744        917,564        856,307
Transfers for policy loans                                   (1,181,796)        (34,840)     (322,686)          (369)       (13,069)
Policy charges                                              (17,324,397)       (547,234)   (2,861,371)      (143,860)       (86,826)
Contract terminations:
   Surrender benefits                                       (14,908,593)       (359,541)   (2,260,889)      (177,369)       (40,947)
   Death benefits                                              (184,691)             --        (9,905)            --        (10,360)
                                                           ------------     -----------   -----------     ----------     ----------
Increase (decrease) from contract transactions              (16,844,713)      3,922,419    12,791,811      1,399,976      1,164,505
                                                           ------------     -----------   -----------     ----------     ----------
Net assets at beginning of year                             278,192,718      10,871,673    53,869,187      2,115,617      1,281,855
                                                           ------------     -----------   -----------     ----------     ----------
Net assets at end of year                                  $323,383,951     $18,077,384   $83,773,431     $4,037,006     $3,093,015
                                                           ============     ===========   ===========     ==========     ==========
Accumulation unit activity
Units outstanding at beginning of year                      244,397,869      21,649,961    53,829,570      2,711,762      2,255,579
Contract purchase payments                                   36,816,261       6,267,496    11,475,747        957,435        680,270
Net transfers(1)                                            (22,789,592)      3,088,942     5,334,497      1,088,268      1,115,900
Transfers for policy loans                                     (948,439)        (64,953)     (291,076)            96        (19,201)
Policy charges                                              (14,752,575)     (1,080,864)   (2,706,918)      (171,273)      (127,973)
Contract terminations:
   Surrender benefits                                       (12,155,373)       (673,098)   (2,075,491)      (210,447)       (62,125)
   Death benefits                                              (164,082)             --        (9,091)            --        (13,111)
                                                            -----------      ----------    ----------      ---------      ---------
Units outstanding at end of year                            230,404,069      29,187,484    65,557,238      4,375,841      3,829,339
                                                            ===========      ==========    ==========      =========      =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                        FSC               FGC          FMP            FOS            FRE
Operations
Investment income (loss) -- net                             $  (166,966)    $   (30,308) $   (477,355)   $   (32,249)   $   467,762
Net realized gain (loss) on sales of investments               (864,949)         (1,198)        9,802        (54,927)        35,389
Distributions from capital gains                                     --              --            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                                8,164,936      11,077,776    26,370,142      4,092,987      8,854,043
                                                            -----------     -----------  ------------    -----------    -----------
Net increase (decrease) in net assets resulting from
   operations                                                 7,133,021      11,046,270    25,902,589      4,005,811      9,357,194
                                                              =========      ==========    ==========      =========      =========
Contract transactions
Contract purchase payments                                    3,644,424      12,384,532    16,514,850      2,652,110      7,544,151
Net transfers(1)                                               (284,922)     22,435,079    17,815,480      3,831,300      7,315,866
Transfers for policy loans                                      (68,812)       (227,403)     (312,433)       (29,748)      (158,814)
Policy charges                                                 (886,113)     (2,309,283)   (3,111,298)      (434,348)    (1,310,716)
Contract terminations:
   Surrender benefits                                          (591,845)     (1,765,884)   (2,368,348)      (342,167)    (1,010,535)
   Death benefits                                                (1,661)        (19,839)      (35,785)        (7,301)       (13,614)
                                                            -----------     -----------  ------------    -----------    -----------
Increase (decrease) from contract transactions                1,811,071      30,497,202    28,502,466      5,669,846     12,366,338
                                                            -----------     -----------  ------------    -----------    -----------
Net assets at beginning of year                              14,650,684      35,778,638    53,068,324      6,848,293     21,320,133
                                                            -----------     -----------  ------------    -----------    -----------
Net assets at end of year                                   $23,594,776     $77,322,110  $107,473,379    $16,523,950    $43,043,665
                                                            ===========     ===========  ============    ===========    ===========
Accumulation unit activity
Units outstanding at beginning of year                       19,146,292      48,404,887    52,717,294     12,600,509     17,026,636
Contract purchase payments                                    4,052,748      15,158,643    14,878,176      4,362,797      5,253,645
Net transfers(1)                                               (530,807)     27,231,147    15,503,002      5,786,184      5,055,886
Transfers for policy loans                                      (66,615)       (277,004)     (274,737)       (40,353)      (106,435)
Policy charges                                                 (984,206)     (2,929,175)   (2,919,452)      (720,212)      (953,269)
Contract terminations:
   Surrender benefits                                          (670,558)     (2,164,370)   (2,107,215)      (553,256)      (714,651)
   Death benefits                                                (1,764)        (23,078)      (29,926)       (13,238)       (10,385)
                                                             ----------      ----------    ----------     ----------     ----------
Units outstanding at end of year                             20,945,090      85,401,050    77,767,142     21,422,431     25,551,427
                                                             ==========      ==========    ==========     ==========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                        FSV               FIF          FSE            FUE            FMC
Operations
Investment income (loss) -- net                             $   (88,198)    $   207,364    $  (43,488)   $    (3,894)   $    63,897
Net realized gain (loss) on sales of investments                 13,829         (49,853)        5,503        (53,043)        (9,080)
Distributions from capital gains                                     --              --       272,627             --        623,888
Net change in unrealized appreciation or depreciation of
   investments                                                3,907,847       7,907,273     2,381,750      3,164,105     11,342,732
                                                            -----------     -----------    ----------    -----------    -----------
Net increase (decrease) in net assets resulting from
   operations                                                 3,833,478       8,064,784     2,616,392      3,107,168     12,021,437
                                                              =========       =========     =========      =========     ==========
Contract transactions
Contract purchase payments                                    2,939,253       5,836,116     1,641,645      2,896,094     10,927,238
Net transfers(1)                                              2,049,414       6,799,128       637,355      2,430,746      8,370,857
Transfers for policy loans                                      (87,221)       (114,367)       (5,337)       (37,157)      (183,759)
Policy charges                                                 (571,367)     (1,042,824)     (293,361)      (501,088)    (1,956,876)
Contract terminations:
   Surrender benefits                                          (475,510)       (731,701)     (176,679)      (423,762)    (1,573,464)
   Death benefits                                               (10,380)             --          (343)        (6,197)       (13,502)
                                                            -----------     -----------    ----------    -----------    -----------
Increase (decrease) from contract transactions                3,844,189      10,746,352     1,803,280      4,358,636     15,570,494
                                                            -----------     -----------    ----------    -----------    -----------
Net assets at beginning of year                               9,772,500      19,316,039     5,020,373      8,707,447     33,964,748
                                                            -----------     -----------    ----------    -----------    -----------
Net assets at end of year                                   $17,450,167     $38,127,175    $9,440,045    $16,173,251    $61,556,679
                                                            ===========     ===========    ==========    ===========    ===========
Accumulation unit activity
Units outstanding at beginning of year                        8,487,677      26,610,114     5,662,269     14,219,530     27,025,236
Contract purchase payments                                    2,368,902       7,434,215     1,617,906      4,317,446      8,028,702
Net transfers(1)                                              1,640,877       8,489,579       558,860      3,516,811      6,235,665
Transfers for policy loans                                      (68,998)       (146,382)      (11,902)       (54,740)      (131,360)
Policy charges                                                 (463,501)     (1,376,399)     (300,220)      (767,670)    (1,493,441)
Contract terminations:
   Surrender benefits                                          (382,577)       (925,771)     (168,366)      (638,077)    (1,160,572)
   Death benefits                                                (7,890)             --          (342)        (9,677)       (10,561)
                                                             ----------      ----------     ---------     ----------     ----------
Units outstanding at end of year                             11,574,490      40,085,356     7,358,205     20,583,623     38,493,669
                                                             ==========      ==========     =========     ==========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                        FGT               FIG          FAG            FIP            FGW
Operations
Investment income (loss) -- net                              $  (55,224)    $    16,625   $   (82,636)   $   (60,916)   $  (171,684)
Net realized gain (loss) on sales of investments               (517,688)       (643,246)     (571,102)           (13)       (89,298)
Distributions from capital gains                                     --              --            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                                2,837,014       7,319,749     3,299,966      3,339,474      3,935,451
                                                             ----------     -----------   -----------    -----------    -----------
Net increase (decrease) in net assets resulting from
   operations                                                 2,264,102       6,693,128     2,646,228      3,278,545      3,674,469
                                                              =========       =========     =========      =========      =========
Contract transactions
Contract purchase payments                                    1,606,495       5,251,568     2,216,377      2,951,150      4,695,391
Net transfers(1)                                               (311,271)     (2,982,881)   (1,039,723)     7,547,484      2,671,234
Transfers for policy loans                                      (72,182)        (99,146)      (87,693)       (35,930)       (97,741)
Policy charges                                                 (312,915)     (1,040,495)     (478,934)      (388,444)      (891,607)
Contract terminations:
   Surrender benefits                                          (213,766)       (697,123)     (302,024)      (223,570)      (418,198)
   Death benefits                                                  (348)        (26,480)         (271)       (13,434)        (3,937)
Increase (decrease) from contract transactions                  696,013         405,443       307,732      9,837,256      5,955,142
                                                             ----------     -----------   -----------    -----------    -----------
Net assets at beginning of year                               4,639,229      19,225,861     7,587,482      6,149,208     14,667,595
                                                             ----------     -----------   -----------    -----------    -----------
Net assets at end of year                                    $7,599,344     $26,324,432   $10,541,442    $19,265,009    $24,297,206
                                                             ==========     ===========   ===========    ===========    ===========
Accumulation unit activity
Units outstanding at beginning of year                       17,739,916      41,200,191    23,672,628      9,601,053     29,771,097
Contract purchase payments                                    5,229,584      10,541,181     6,139,796      4,213,780      8,652,075
Net transfers(1)                                             (1,037,105)     (5,679,068)   (2,738,367)    10,768,044      4,812,370
Transfers for policy loans                                     (208,492)       (182,670)     (231,495)       (51,883)      (176,482)
Policy charges                                               (1,021,608)     (2,114,522)   (1,381,591)      (578,143)    (1,692,075)
Contract terminations:
   Surrender benefits                                          (681,677)     (1,402,906)     (834,929)      (317,833)      (771,999)
   Death benefits                                                (1,268)        (51,807)         (758)       (19,829)        (6,829)
                                                             ----------      ----------    ----------     ----------     ----------
Units outstanding at end of year                             20,019,350      42,310,399    24,625,284     23,615,189     40,588,157
                                                             ==========      ==========    ==========     ==========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                   Segregated Asset Subaccounts

Period ended December 31, 2003 (continued)                      FDS               FPH          FIN            FNO            FVS
Operations
Investment income (loss) -- net                             $  (195,247)    $   872,387   $   (56,209) $  (1,907,068)   $   (90,021)
Net realized gain (loss) on sales of investments               (101,423)        (28,354)     (149,017)   (25,657,372)      (404,458)
Distributions from capital gains                                     --              --            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                                6,404,996       1,613,573     2,949,054     84,974,740      3,246,638
                                                            -----------     -----------   -----------  -------------    -----------
Net increase (decrease) in net assets resulting from
   operations                                                 6,108,326       2,457,606     2,743,828     57,410,300      2,752,159
                                                              =========       =========     =========     ==========      =========
Contract transactions
Contract purchase payments                                    5,394,004       1,916,606     2,378,962     37,948,710      2,772,572
Net transfers(1)                                                400,948       3,470,743      (546,561)   (30,935,665)    (1,141,155)
Transfers for policy loans                                      (79,601)        (15,084)      (63,321)      (829,725)       (44,437)
Policy charges                                               (1,007,033)       (467,010)     (426,123)   (12,964,769)      (509,537)
Contract terminations:
   Surrender benefits                                          (678,269)       (309,134)     (266,717)   (10,802,763)      (259,498)
   Death benefits                                               (13,395)         (6,335)           --        (71,789)            --
                                                            -----------     -----------   -----------  -------------    -----------
Increase (decrease) from contract transactions                4,016,654       4,589,786     1,076,240    (17,656,001)       817,945
                                                            -----------     -----------   -----------  -------------    -----------
Net assets at beginning of year                              16,607,367       7,300,061     7,410,702    188,118,825      8,007,962
                                                            -----------     -----------   -----------  -------------    -----------
Net assets at end of year                                   $26,732,347     $14,347,453   $11,230,770   $227,873,124    $11,578,066
                                                            ===========     ===========   ===========   ============    ===========
Accumulation unit activity
Units outstanding at beginning of year                       27,078,674       8,007,626    17,014,133    216,998,505     19,518,119
Contract purchase payments                                    7,795,506       1,853,326     5,059,458     38,950,924      5,973,755
Net transfers(1)                                                673,045       3,545,385      (917,910)   (30,799,182)    (2,354,934)
Transfers for policy loans                                     (105,176)        (14,106)     (130,921)      (802,464)       (90,905)
Policy charges                                               (1,495,277)       (531,928)     (925,153)   (13,546,881)    (1,101,350)
Contract terminations:
   Surrender benefits                                          (965,745)       (304,960)     (568,312)   (10,859,334)      (561,707)
   Death benefits                                               (19,142)         (5,737)           --        (75,281)            --
                                                             ----------      ----------    ----------    -----------     ----------
Units outstanding at end of year                             32,961,885      12,549,606    19,531,295    199,866,287     21,382,978
                                                             ==========      ==========    ==========    ===========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                            Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                        FMI               FVA          FIC            FSP
Operations
Investment income (loss) -- net                             $  (483,358)    $  (470,830)  $  (102,877)   $  (313,235)
Net realized gain (loss) on sales of investments                (42,487)         35,887       (13,440)        (5,894)
Distributions from capital gains                              2,792,050       1,292,241            --             --
Net change in unrealized appreciation or depreciation of
   investments                                               19,547,020      22,925,988     6,865,655     12,594,975
                                                            -----------     -----------   -----------    -----------
Net increase (decrease) in net assets resulting from
   operations                                                21,813,225      23,783,286     6,749,338     12,275,846
                                                             ==========      ==========     =========     ==========
Contract transactions
Contract purchase payments                                   11,537,274      13,096,733     4,244,262      8,688,999
Net transfers(1)                                              9,039,792       6,408,985     5,715,505     12,462,640
Transfers for policy loans                                     (318,606)       (315,368)      (77,723)      (161,479)
Policy charges                                               (2,298,949)     (2,688,455)     (619,869)    (1,434,359)
Contract terminations:
   Surrender benefits                                        (1,929,972)     (2,438,290)     (382,048)    (1,163,756)
   Death benefits                                               (75,359)        (11,336)      (11,514)        (3,354)
                                                            -----------     -----------   -----------    -----------
Increase (decrease) from contract transactions               15,954,180      14,052,269     8,868,613     18,388,691
                                                            -----------     -----------   -----------    -----------
Net assets at beginning of year                              38,595,459      50,192,815    10,436,642     22,248,432
                                                            -----------     -----------   -----------    -----------
Net assets at end of year                                   $76,362,864     $88,028,370   $26,054,593    $52,912,969
                                                            ===========     ===========   ===========    ===========
Accumulation unit activity
Units outstanding at beginning of year                       30,315,944      39,899,629    21,097,274     23,134,139
Contract purchase payments                                    7,853,814       9,123,721     7,341,616      7,608,272
Net transfers(1)                                              5,566,782       4,334,824     9,161,620     10,481,441
Transfers for policy loans                                     (210,713)       (209,567)     (121,574)      (134,598)
Policy charges                                               (1,612,193)     (1,954,501)   (1,112,352)    (1,323,143)
Contract terminations:
   Surrender benefits                                        (1,291,326)     (1,647,672)     (651,561)      (999,769)
   Death benefits                                               (47,284)         (7,645)      (21,193)        (3,308)
                                                             ----------      ----------    ----------     ----------
Units outstanding at end of year                             40,575,024      49,538,789    35,693,830     38,763,034
                                                             ==========      ==========    ==========     ==========

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2002                                    FEI                U            Y              V             IL
Operations
Investment income (loss) -- net                             $    41,651   $  (3,458,736)  $   695,271    $ 3,859,210   $   (296,780)
Net realized gain (loss) on sales of investments               (108,940)    (75,651,853)       51,319       (326,265)   (19,721,654)
Distributions from capital gains                                 10,188              --            --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                               (1,354,229)   (202,733,971)      997,211      2,612,396    (17,555,508)
                                                            -----------   -------------   -----------    -----------   ------------
Net increase (decrease) in net assets resulting from
   operations                                                (1,411,330)   (281,844,560)    1,743,801      6,145,341    (37,573,942)
                                                             ==========    ============     =========      =========    ===========
Contract transactions
Contract purchase payments                                    1,166,801      95,731,540     3,390,353      9,668,214     29,405,348
Net transfers(1)                                              2,214,983     (77,061,576)    4,543,025     (7,317,612)   (32,847,926)
Transfers for policy loans                                      (19,747)       (686,270)     (161,898)      (323,627)      (308,658)
Policy charges                                                 (343,164)    (44,713,552)   (1,858,827)    (7,211,364)   (11,715,893)
Contract terminations:
   Surrender benefits                                          (238,913)    (30,968,744)   (1,116,402)    (4,442,066)    (8,428,171)
   Death benefits                                                  (279)       (440,116)     (144,535)       (64,880)      (104,890)
                                                            -----------   -------------   -----------    -----------   ------------
Increase (decrease) from contract transactions                2,779,681     (58,138,718)    4,651,716     (9,691,335)   (24,000,190)
                                                            -----------   -------------   -----------    -----------   ------------
Net assets at beginning of year                               5,416,821     836,966,429    18,071,118     94,066,990    219,175,111
                                                            -----------   -------------   -----------    -----------   ------------
Net assets at end of year                                   $ 6,785,172   $ 496,983,151   $24,466,635    $90,520,996   $157,600,979
                                                            ===========   =============   ===========    ===========   ============
Accumulation unit activity
Units outstanding at beginning of year                        5,554,108     213,092,229     7,243,693     36,653,025    142,156,788
Contract purchase payments                                    1,338,482      31,306,395     1,301,395      3,670,484     20,938,593
Net transfers(1)                                              2,501,005     (24,509,042)    1,731,142     (2,517,325)   (22,843,893)
Transfers for policy loans                                      (15,586)       (181,903)      (62,529)      (123,354)      (202,456)
Policy charges                                                 (410,648)    (15,335,877)     (721,352)    (2,979,984)    (8,326,094)
Contract terminations:
   Surrender benefits                                          (305,646)    (10,614,655)     (441,732)    (1,721,027)    (6,431,933)
   Death benefits                                                  (343)       (144,779)      (57,650)       (24,959)       (75,323)
                                                              ---------     -----------     ---------     ----------    -----------
Units outstanding at end of year                              8,661,372     193,612,368     8,992,967     32,956,860    125,215,682
                                                              =========     ===========     =========     ==========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
23  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                Segregated Asset Subaccounts

Year ended December 31, 2002 (continued)                    X                 W             FBC            FCR              FCM
Operations
Investment income (loss) -- net                      $   3,185,665      $    254,379     $   (2,143)    $   (2,904)     $    64,935
Net realized gain (loss) on sales of investments       (18,241,036)              538        (92,465)       (18,138)            (251)
Distributions from capital gains                                --             3,190             --         53,422               --
Net change in unrealized appreciation or
   depreciation of investments                         (93,833,945)           (3,610)      (593,974)      (247,126)             257
                                                     -------------      ------------     ----------     ----------      -----------
Net increase (decrease) in net assets resulting
   from operations                                    (108,889,316)          254,497       (688,582)      (214,746)          64,941
                                                     =============      ============     ==========     ==========      ===========
Contract transactions
Contract purchase payments                              48,159,023        32,206,979        955,833        402,483       19,252,601
Net transfers(1)                                       (43,671,924)      (24,379,490)       351,833        544,660       (4,657,881)
Transfers for policy loans                                (365,028)          192,292         (6,723)         1,107          (64,465)
Policy charges                                         (28,720,553)       (9,208,192)      (179,161)       (78,964)      (3,448,427)
Contract terminations:
   Surrender benefits                                  (19,097,464)       (4,585,952)       (46,124)       (17,390)      (2,093,933)
   Death benefits                                         (215,338)          (81,333)            --             --           (5,398)
                                                     -------------      ------------     ----------     ----------      -----------
Increase (decrease) from contract transactions         (43,911,284)       (5,855,696)     1,075,658        851,896        8,982,497
                                                     -------------      ------------     ----------     ----------      -----------
Net assets at beginning of year                        469,048,563        68,382,810      2,369,758        623,760       22,863,513
                                                     -------------      ------------     ----------     ----------      -----------
Net assets at end of year                            $ 316,247,963      $ 62,781,611     $2,756,834     $1,260,910      $31,910,951
                                                     =============      ============     ==========     ==========      ===========
Accumulation unit activity
Units outstanding at beginning of year                 138,520,260        36,982,375      3,208,105        904,089       21,573,484
Contract purchase payments                              16,730,765        17,377,958      1,510,786        690,725       18,136,418
Net transfers(1)                                       (14,644,965)      (12,814,571)       525,842        932,273       (4,373,454)
Transfers for policy loans                                (113,188)          104,243         (9,576)         1,900          (60,514)
Policy charges                                         (10,409,788)       (5,198,516)      (273,595)      (128,735)      (3,170,360)
Contract terminations:
   Surrender benefits                                   (6,896,772)       (2,586,813)       (92,272)       (35,255)      (2,064,549)
   Death benefits                                          (76,142)          (43,873)            --             --           (5,086)
                                                       -----------        ----------      ---------      ---------       ----------
Units outstanding at end of year                       123,110,170        33,820,803      4,869,290      2,364,997       30,035,939
                                                       ===========        ==========      =========      =========       ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                   Segregated Asset Subaccounts
Year ended December 31, 2002  (continued)                    FBD               FDE            FEM            FGB              FGR
Operations
Investment income (loss) -- net                        $   909,010       $   161,896     $   (6,822)    $  142,359      $   (81,973)
Net realized gain (loss) on sales of investments           (13,803)          (66,143)        (5,725)         7,517         (237,273)
Distributions from capital gains                                --            61,829             --             --               --
Net change in unrealized appreciation or
   depreciation of investments                             246,837        (5,353,477)       (95,043)       393,540       (2,845,959)
                                                         ---------        ----------       --------        -------       ----------
Net increase (decrease) in net assets resulting
   from operations                                       1,142,044        (5,195,895)      (107,590)       543,416       (3,165,205)
                                                         =========        ==========       ========        =======       ==========
Contract transactions
Contract purchase payments                               5,325,066         6,114,151        239,950        837,382        4,070,684
Net transfers(1)                                        13,504,880        12,999,878        846,234      3,582,827        1,827,195
Transfers for policy loans                                 (90,970)          (20,265)       (16,741)       (47,349)         (36,629)
Policy charges                                          (1,604,334)       (1,121,818)       (37,793)      (160,490)        (760,542)
Contract terminations:
   Surrender benefits                                   (1,071,696)         (532,706)       (11,419)       (18,228)        (210,986)
   Death benefits                                           (2,173)          (15,247)            --         (1,570)          (1,931)
                                                       -----------       -----------     ----------     ----------      -----------
Increase (decrease) from contract transactions          16,060,773        17,423,993      1,020,231      4,192,572        4,887,791
                                                       -----------       -----------     ----------     ----------      -----------
Net assets at beginning of year                         13,467,949        14,673,607        280,257      1,657,130        9,692,548
                                                       -----------       -----------     ----------     ----------      -----------
Net assets at end of year                              $30,670,766       $26,901,705     $1,192,898     $6,393,118      $11,415,134
                                                       ===========       ===========     ==========     ==========      ===========
Accumulation unit activity
Units outstanding at beginning of year                  11,757,707        14,694,932        369,932      1,540,868       18,389,620
Contract purchase payments                               4,585,870         6,957,167        318,227        739,166        9,291,047
Net transfers(1)                                        11,696,382        14,043,367      1,085,064      3,137,265        4,452,455
Transfers for policy loans                                 (77,507)          (19,186)       (23,819)       (43,024)         (83,427)
Policy charges                                          (1,398,350)       (1,437,998)       (50,352)      (137,137)      (1,753,104)
Contract terminations:
   Surrender benefits                                     (961,208)         (649,713)       (18,792)       (18,919)        (719,010)
   Death benefits                                           (1,903)          (15,123)            --         (1,377)          (4,783)
                                                        ----------        ----------      ---------      ---------       ----------
Units outstanding at end of year                        25,600,991        33,573,446      1,680,260      5,216,842       29,572,798
                                                        ==========        ==========      =========      =========       ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
25  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                   Segregated Asset Subaccounts
Year ended December 31, 2002  (continued)                    FEX               FIE            FMF            FND              FIV
Operations
Investment income (loss) -- net                        $   778,483        $    1,547     $   55,685   $   (306,339)     $    16,637
Net realized gain (loss) on sales of investments           (81,990)          (68,950)      (157,845)      (326,461)        (209,317)
Distributions from capital gains                                --             2,142        240,054         71,173               --
Net change in unrealized appreciation or
   depreciation of investments                          (1,462,757)         (187,710)      (556,507)   (20,871,078)      (3,456,139)
                                                        ----------          --------       --------    -----------       ----------
Net increase (decrease) in net assets resulting
   from operations                                        (766,264)         (252,971)      (418,613)   (21,432,705)      (3,648,819)
                                                        ==========          ========       ========    ===========       ==========
Contract transactions
Contract purchase payments                               2,725,991           517,429        982,162     26,643,198        4,298,291
Net transfers(1)                                         7,049,573           196,836      1,131,914     21,072,783        8,270,312
Transfers for policy loans                                 (68,298)           (3,431)        (5,504)      (250,519)             152
Policy charges                                            (572,680)          (92,144)      (261,828)    (5,765,580)        (817,604)
Contract terminations:
   Surrender benefits                                     (167,727)          (23,577)      (230,787)    (1,819,199)        (734,786)
   Death benefits                                           (4,022)               --             --        (67,669)              --
                                                       -----------        ----------     ----------   ------------      -----------
Increase (decrease) from contract transactions           8,962,837           595,113      1,615,957     39,813,014       11,016,365
                                                       -----------        ----------     ----------   ------------      -----------
Net assets at beginning of year                          7,150,169           993,272      2,737,658     70,947,030        9,411,057
                                                       -----------        ----------     ----------   ------------      -----------
Net assets at end of year                              $15,346,742        $1,335,414     $3,935,002   $ 89,327,339      $16,778,603
                                                       ===========        ==========     ==========   ============      ===========
Accumulation unit activity
Units outstanding at beginning of year                   7,416,277         1,636,061      3,220,759     82,787,454       11,971,050
Contract purchase payments                               3,027,795           933,461      1,275,504     35,742,459        6,389,451
Net transfers(1)                                         7,659,637           410,579      1,529,993     27,170,448       11,789,109
Transfers for policy loans                                 (71,808)           (5,557)        (6,394)      (328,271)          (5,114)
Policy charges                                            (633,750)         (191,587)      (324,624)    (7,443,250)      (1,179,364)
Contract terminations:
   Surrender benefits                                     (212,884)          (69,717)      (331,026)    (3,179,361)      (1,208,388)
   Death benefits                                           (4,648)               --             --        (88,115)              --
                                                        ----------         ---------      ---------    -----------       ----------
Units outstanding at end of year                        17,180,619         2,713,240      5,364,212    134,661,364       27,756,744
                                                        ==========         =========      =========    ===========       ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                   Segregated Asset Subaccounts
Year ended December 31, 2002  (continued)                    FFI               FSM            FSA            FCA              FCD
Operations
Investment income (loss) -- net                        $   203,022       $   (48,544)   $   (45,946)   $   (47,088)     $   (40,502)
Net realized gain (loss) on sales of investments               969           (24,183)      (397,513)       (49,621)         (21,943)
Distributions from capital gains                            77,261                --             --             --               --
Net change in unrealized appreciation or
   depreciation of investments                             197,222        (1,015,545)    (1,619,806)    (1,411,537)      (1,059,147)
                                                           -------        ----------     ----------     ----------       ----------
Net increase (decrease) in net assets resulting
   from operations                                         478,474        (1,088,272)    (2,063,265)    (1,508,246)      (1,121,592)
                                                           =======        ==========     ==========     ==========       ==========
Contract transactions
Contract purchase payments                               3,274,944         1,713,118      2,232,373      2,176,934        1,393,044
Net transfers(1)                                        11,312,355         2,284,010       (258,133)     1,404,267        1,117,089
Transfers for policy loans                                 (75,622)          (25,554)       (29,898)       (21,030)         (18,984)
Policy charges                                            (778,921)         (294,806)      (456,636)      (376,367)        (226,629)
Contract terminations:
   Surrender benefits                                     (379,258)          (85,021)      (100,726)      (104,315)        (106,123)
   Death benefits                                               --                --             --         (6,592)         (11,323)
                                                       -----------       -----------    -----------    -----------      -----------
Increase (decrease) from contract transactions          13,353,498         3,591,747      1,386,980      3,072,897        2,147,074
                                                       -----------       -----------    -----------    -----------      -----------
Net assets at beginning of year                          4,812,639         3,935,016      5,733,110      4,380,238        3,832,740
                                                       -----------       -----------    -----------    -----------      -----------
Net assets at end of year                              $18,644,611       $ 6,438,491    $ 5,056,825    $ 5,944,889      $ 4,858,222
                                                       ===========       ===========    ===========    ===========      ===========
Accumulation unit activity
Units outstanding at beginning of year                   4,256,663         4,264,159      9,944,622      6,567,435        4,198,547
Contract purchase payments                               2,819,566         2,052,276      4,914,288      3,849,329        1,715,476
Net transfers(1)                                         9,721,993         2,673,027       (523,488)     2,395,416        1,364,351
Transfers for policy loans                                 (65,277)          (28,371)       (59,129)       (35,690)         (20,136)
Policy charges                                            (675,764)         (344,473)      (897,800)      (600,934)        (275,611)
Contract terminations:
   Surrender benefits                                     (333,509)         (127,734)      (371,647)      (270,087)        (137,702)
   Death benefits                                               --                --             --        (12,713)         (15,817)
                                                        ----------         ---------     ----------     ----------        ---------
Units outstanding at end of year                        15,723,672         8,488,884     13,006,846     11,892,756        6,829,108
                                                        ==========         =========     ==========     ==========        =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
27  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                             Segregated Asset Subaccounts

Year ended December 31, 2002  (continued)                   FGI             FIR          FVL            FSB          FEG
Operations
Investment income (loss) -- net                       $ (1,793,303)   $   (23,940) $   (88,435)   $   47,525    $  (12,078)
Net realized gain (loss) on sales of investments       (12,528,684)       (81,138)     (24,814)      (11,713)      (52,474)
Distributions from capital gains                                --             --    2,089,897            --            --
Net change in unrealized appreciation or
   depreciation of investments                         (42,851,730)    (1,982,363)  (8,859,422)     (238,034)     (430,417)
                                                      ------------    -----------  -----------    ----------    ----------
Net increase (decrease) in net assets resulting
   from operations                                     (57,173,717)    (2,087,441)  (6,882,774)     (202,222)     (494,969)
                                                       ===========     ==========   ==========      ========      ========
Contract transactions
Contract purchase payments                              58,199,548      2,900,939   11,116,679       562,171       457,811
Net transfers(1)                                       (43,334,970)     4,303,469   20,524,793       827,258       (28,218)
Transfers for policy loans                              (1,051,444)       (32,946)    (162,480)          726        (6,398)
Policy charges                                         (21,126,049)      (428,398)  (2,381,868)      (94,158)      (83,379)
Contract terminations:
   Surrender benefits                                  (12,587,052)      (201,814)  (1,078,722)      (37,419)      (19,530)
   Death benefits                                         (207,009)        (1,102)      (1,523)       (7,203)           --
                                                      ------------    -----------  -----------    ----------    ----------
Increase (decrease) from contract transactions         (20,106,976)     6,540,148   28,016,879     1,251,375       320,286
                                                      ------------    -----------  -----------    ----------    ----------
Net assets at beginning of year                        355,473,411      6,418,966   32,735,082     1,066,464     1,456,538
                                                      ------------    -----------  -----------    ----------    ----------
Net assets at end of year                             $278,192,718    $10,871,673  $53,869,187    $2,115,617    $1,281,855
                                                      ============    ===========  ===========    ==========    ==========
Accumulation unit activity
Units outstanding at beginning of year                 261,262,748     10,087,043   28,326,280     1,189,738     1,795,308
Contract purchase payments                              46,921,203      5,190,061   10,469,275       688,577       699,070
Net transfers(1)                                       (34,919,316)     7,638,420   18,643,410     1,005,422       (68,558)
Transfers for policy loans                                (849,990)       (60,065)    (151,966)          882        (8,712)
Policy charges                                         (16,546,546)      (799,302)  (2,331,935)     (114,845)     (117,811)
Contract terminations:
   Surrender benefits                                  (11,304,051)      (404,161)  (1,124,025)      (48,840)      (43,718)
   Death benefits                                         (166,179)        (2,035)      (1,469)       (9,172)           --
                                                       -----------     ----------   ----------     ---------     ---------
Units outstanding at end of year                       244,397,869     21,649,961   53,829,570     2,711,762     2,255,579
                                                       ===========     ==========   ==========     =========     =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                            Segregated Asset Subaccounts

Year ended December 31, 2002  (continued)                   FSC             FGC          FMP            FOS          FRE
Operations
Investment income (loss) -- net                        $  (142,505)   $   (28,606) $  (128,728)  $   (21,970)  $   233,677
Net realized gain (loss) on sales of investments          (779,979)       (25,097)     (42,442)     (120,151)       (4,347)
Distributions from capital gains                                --             --           --            --            --
Net change in unrealized appreciation or
   depreciation of investments                          (6,097,812)    (4,582,253)  (4,996,619)   (1,373,416)     (560,459)
                                                       -----------    -----------  -----------   -----------   -----------
Net increase (decrease) in net assets resulting
   from operations                                      (7,020,296)    (4,635,956)  (5,167,789)   (1,515,537)     (331,129)
                                                        ==========     ==========   ==========    ==========      ========
Contract transactions
Contract purchase payments                               4,383,885      8,365,633   13,327,636     2,096,060     4,375,065
Net transfers(1)                                            79,138     19,523,010   21,608,096     2,311,171    11,504,057
Transfers for policy loans                                 (39,125)       (30,660)     (62,583)      (28,864)      (21,834)
Policy charges                                            (977,841)    (1,406,929)  (2,297,799)     (328,258)     (727,733)
Contract terminations:
   Surrender benefits                                     (348,867)      (725,646)    (978,449)     (101,754)     (270,313)
   Death benefits                                           (1,047)        (4,871)     (22,955)          (23)       (9,122)
                                                       -----------    -----------  -----------   -----------   -----------
Increase (decrease) from contract transactions           3,096,143     25,720,537   31,573,946     3,948,332    14,850,120
                                                       -----------    -----------  -----------   -----------   -----------
Net assets at beginning of year                         18,574,837     14,694,057   26,662,167     4,415,498     6,801,142
                                                       -----------    -----------  -----------   -----------   -----------
Net assets at end of year                              $14,650,684    $35,778,638  $53,068,324   $ 6,848,293   $21,320,133
                                                       ===========    ===========  ===========   ===========   ===========
Accumulation unit activity
Units outstanding at beginning of year                  15,951,767     16,412,651   23,650,921     6,414,482     5,495,055
Contract purchase payments                               4,914,668     10,648,379   12,544,238     3,401,969     3,430,106
Net transfers(1)                                          (146,775)    24,279,508   19,836,680     3,732,095     8,961,187
Transfers for policy loans                                 (44,704)       (44,128)     (59,455)      (50,314)      (17,900)
Policy charges                                          (1,024,624)    (1,877,759)  (2,194,641)     (698,017)     (601,337)
Contract terminations:
   Surrender benefits                                     (502,742)    (1,007,303)  (1,039,591)     (199,666)     (233,365)
   Death benefits                                           (1,298)        (6,461)     (20,858)          (40)       (7,110)
                                                        ----------     ----------   ----------    ----------    ----------
Units outstanding at end of year                        19,146,292     48,404,887   52,717,294    12,600,509    17,026,636
                                                        ==========     ==========   ==========    ==========    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
29  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Year ended December 31, 2002  (continued)                   FSV             FIF          FSE            FUE          FMC
Operations
Investment income (loss) -- net                        $   (37,190)   $   103,799   $  (22,190)  $    (7,433)  $   143,622
Net realized gain (loss) on sales of investments           (14,121)      (121,194)     (14,908)      (34,154)         (968)
Distributions from capital gains                           179,419             --           --            --       104,748
Net change in unrealized appreciation or
   depreciation of investments                          (1,124,123)    (3,537,839)    (762,604)   (1,750,531)   (2,412,063)
                                                       -----------    -----------   ----------   -----------   -----------
Net increase (decrease) in net assets resulting
   from operations                                        (996,015)    (3,555,234)    (799,702)   (1,792,118)   (2,164,661)
                                                          ========     ==========     ========    ==========    ==========
Contract transactions
Contract purchase payments                               1,815,493      4,258,108    1,521,119     2,499,848     7,194,529
Net transfers(1)                                         5,582,174      8,434,821    2,052,501     3,594,936    18,717,987
Transfers for policy loans                                   2,466        (76,008)     (42,830)       (7,223)      (73,703)
Policy charges                                            (346,469)      (774,609)    (230,988)     (365,433)   (1,210,194)
Contract terminations:
   Surrender benefits                                     (131,902)      (294,593)     (67,812)     (154,113)     (595,281)
   Death benefits                                               --         (4,253)          --            --           (24)
                                                       -----------    -----------   ----------   -----------   -----------
Increase (decrease) from contract transactions           6,921,762     11,543,466    3,231,990     5,568,015    24,033,314
                                                       -----------    -----------   ----------   -----------   -----------
Net assets at beginning of year                          3,846,753     11,327,807    2,588,085     4,931,550    12,096,095
                                                       -----------    -----------   ----------   -----------   -----------
Net assets at end of year                              $ 9,772,500    $19,316,039   $5,020,373   $ 8,707,447   $33,964,748
                                                       ===========    ===========   ==========   ===========   ===========
Accumulation unit activity
Units outstanding at beginning of year                   3,004,254     12,595,870    2,459,460     6,233,984     9,095,024
Contract purchase payments                               1,491,564      5,256,306    1,548,403     3,665,606     5,467,752
Net transfers(1)                                         4,387,634     10,193,397    2,006,481     5,122,844    13,933,901
Transfers for policy loans                                   2,316        (94,123)     (40,575)       (9,185)      (57,411)
Policy charges                                            (282,796)      (912,186)    (230,336)     (539,687)     (928,747)
Contract terminations:
   Surrender benefits                                     (115,295)      (424,251)     (81,164)     (254,032)     (485,264)
   Death benefits                                               --         (4,899)          --            --           (19)
                                                         ---------     ----------    ---------    ----------    ----------
Units outstanding at end of year                         8,487,677     26,610,114    5,662,269    14,219,530    27,025,236
                                                         =========     ==========    =========    ==========    ==========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Year ended December 31, 2002  (continued)                   FGT             FIG          FAG            FIP          FGW
Operations
Investment income (loss) -- net                        $   (44,738)   $   (31,997) $   (67,920)   $  (36,409)  $  (123,946)
Net realized gain (loss) on sales of investments          (386,028)      (164,536)    (409,597)      (17,873)     (206,989)
Distributions from capital gains                                --             --           --            --            --
Net change in unrealized appreciation or
   depreciation of investments                          (2,361,491)    (5,506,829)  (2,143,028)     (500,117)   (4,425,110)
                                                       -----------    -----------  -----------    ----------   -----------
Net increase (decrease) in net assets resulting
   from operations                                      (2,792,257)    (5,703,362)  (2,620,545)     (554,399)   (4,756,045)
                                                        ==========     ==========   ==========      ========    ==========
Contract transactions
Contract purchase payments                               2,054,920      5,926,924    2,981,252     1,371,755     4,247,058
Net transfers(1)                                            89,117      4,744,517      187,701     2,630,879     4,840,057
Transfers for policy loans                                 (39,912)       (53,346)     (28,365)      (14,137)      (49,254)
Policy charges                                            (352,074)    (1,044,772)    (567,402)     (188,942)     (758,596)
Contract terminations:
   Surrender benefits                                     (114,441)      (400,659)    (151,808)     (106,613)     (378,039)
   Death benefits                                             (100)        (3,687)          --            --        (6,699)
                                                       -----------    -----------  -----------    ----------   -----------
Increase (decrease) from contract transactions           1,637,510      9,168,977    2,421,378     3,692,942     7,894,527
                                                       -----------    -----------  -----------    ----------   -----------
Net assets at beginning of year                          5,793,976     15,760,246    7,786,649     3,010,665    11,529,113
                                                       -----------    -----------  -----------    ----------   -----------
Net assets at end of year                              $ 4,639,229    $19,225,861  $ 7,587,482    $6,149,208   $14,667,595
                                                       ===========    ===========  ===========    ==========   ===========
Accumulation unit activity
Units outstanding at beginning of year                  12,968,976     24,849,108   17,310,233     4,159,385    16,763,506
Contract purchase payments                               6,247,766     11,116,744    8,233,213     2,028,554     7,438,324
Net transfers(1)                                           198,020      8,286,843      279,956     3,874,496     7,734,967
Transfers for policy loans                                (129,316)       (99,459)     (76,402)      (19,926)      (89,787)
Policy charges                                          (1,051,698)    (2,068,429)  (1,462,371)     (269,538)   (1,375,655)
Contract terminations:
   Surrender benefits                                     (493,587)      (878,223)    (612,001)     (171,918)     (688,613)
   Death benefits                                             (245)        (6,393)          --            --       (11,645)
                                                        ----------     ----------   ----------     ---------    ----------
Units outstanding at end of year                        17,739,916     41,200,191   23,672,628     9,601,053    29,771,097
                                                        ==========     ==========   ==========     =========    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
31  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                   Segregated Asset Subaccounts

Year ended December 31, 2002  (continued)                   FDS             FPH          FIN            FNO          FVS
Operations
Investment income (loss) -- net                        $  (132,690)    $  521,484  $   (20,139) $ (2,025,703)  $   (73,331)
Net realized gain (loss) on sales of investments           (59,314)      (119,557)     (94,693)  (27,243,690)     (264,059)
Distributions from capital gains                                --             --           --            --            --
Net change in unrealized appreciation or
   depreciation of investments                          (5,680,709)      (463,847)    (955,096)  (59,062,276)   (2,798,205)
                                                       -----------     ----------  -----------  ------------   -----------
Net increase (decrease) in net assets resulting
   from operations                                      (5,872,713)       (61,920)  (1,069,928)  (88,331,669)   (3,135,595)
                                                        ==========        =======   ==========   ===========    ==========
Contract transactions
Contract purchase payments                               4,955,293      1,143,895    2,649,452    52,462,744     3,494,876
Net transfers(1)                                         6,756,339      2,267,804      297,680   (38,450,861)       19,258
Transfers for policy loans                                 (94,539)         9,261      (38,967)     (526,910)      (47,652)
Policy charges                                            (884,240)      (332,069)    (449,210)  (16,053,502)     (565,665)
Contract terminations:
   Surrender benefits                                     (335,378)       (94,190)    (114,724)   (8,682,280)     (156,766)
   Death benefits                                             (170)            --       (1,355)     (128,627)       (3,898)
                                                       -----------     ----------  -----------  ------------   -----------
Increase (decrease) from contract transactions          10,397,305      2,994,701    2,342,876   (11,379,436)    2,740,153
                                                       -----------     ----------  -----------  ------------   -----------
Net assets at beginning of year                         12,082,775      4,367,280    6,137,754   287,829,930     8,403,404
                                                       -----------     ----------  -----------  ------------   -----------
Net assets at end of year                              $16,607,367     $7,300,061  $ 7,410,702  $188,118,825   $ 8,007,962
                                                       ===========     ==========  ===========  ============   ===========
Accumulation unit activity
Units outstanding at beginning of year                  13,315,317      4,713,296   12,061,934   229,365,799    14,086,969
Contract purchase payments                               6,907,771      1,260,003    5,626,242    51,731,468     7,249,921
Net transfers(1)                                         8,779,358      2,509,180      638,223   (38,429,942)     (169,741)
Transfers for policy loans                                (130,623)        10,270      (82,277)     (509,901)     (100,837)
Policy charges                                          (1,230,477)      (352,800)    (889,838)  (15,336,383)   (1,096,568)
Contract terminations:
   Surrender benefits                                     (562,442)      (132,323)    (337,099)   (9,699,077)     (442,326)
   Death benefits                                             (230)            --       (3,052)     (123,459)       (9,299)
                                                        ----------      ---------   ----------   -----------    ----------
Units outstanding at end of year                        27,078,674      8,007,626   17,014,133   216,998,505    19,518,119
                                                        ==========      =========   ==========   ===========    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                      Segregated Asset Subaccounts

Year ended December 31, 2002  (continued)                   FMI             FVA          FIC            FSP
Operations
Investment income (loss) -- net                        $  (263,942)   $  (288,323) $   (69,448)  $  (152,495)
Net realized gain (loss) on sales of investments           (14,674)      (138,160)      (6,312)       (9,201)
Distributions from capital gains                         1,167,274        806,428           --            --
Net change in unrealized appreciation or
   depreciation of investments                          (6,719,299)    (6,300,934)  (1,301,980)   (3,330,666)
                                                       -----------    -----------  -----------   -----------
Net increase (decrease) in net assets resulting
   from operations                                      (5,830,641)    (5,920,989)  (1,377,740)   (3,492,362)
                                                        ==========     ==========   ==========    ==========
Contract transactions
Contract purchase payments                               8,945,203     12,223,281    2,711,729     5,529,799
Net transfers(1)                                        23,659,920     19,094,109    4,894,676    11,625,084
Transfers for policy loans                                (172,957)       (59,042)     (30,761)      (46,926)
Policy charges                                          (1,603,787)    (2,206,700)    (366,706)     (866,852)
Contract terminations:
   Surrender benefits                                     (735,715)      (963,175)    (119,328)     (411,502)
   Death benefits                                          (17,454)       (28,195)        (653)       (1,143)
                                                       -----------    -----------  -----------   -----------
Increase (decrease) from contract transactions          30,075,210     28,060,278    7,088,957    15,828,460
                                                       -----------    -----------  -----------   -----------
Net assets at beginning of year                         14,350,890     28,053,526    4,725,425     9,912,334
                                                       -----------    -----------  -----------   -----------
Net assets at end of year                              $38,595,459    $50,192,815  $10,436,642   $22,248,432
                                                       ===========    ===========  ===========   ===========
Accumulation unit activity
Units outstanding at beginning of year                   9,732,936     19,730,635    8,156,564     8,497,427
Contract purchase payments                               6,493,401      9,159,506    5,024,147     5,341,239
Net transfers(1)                                        16,031,448     13,580,936    8,900,935    10,713,041
Transfers for policy loans                                (119,141)       (43,958)     (57,882)      (35,777)
Policy charges                                          (1,211,146)    (1,711,109)    (658,831)     (937,060)
Contract terminations:
   Surrender benefits                                     (600,657)      (795,599)    (266,356)     (443,528)
   Death benefits                                          (10,897)       (20,782)      (1,303)       (1,203)
                                                        ----------     ----------   ----------    ----------
Units outstanding at end of year                        30,315,944     39,899,629   21,097,274    23,134,139
                                                        ==========     ==========   ==========    ==========

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------
33  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Notes to Financial Statements

1. ORGANIZATION

IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law as a segregated asset account of IDS Life Insurance Company (IDS Life). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Variable Account is used as a funding vehicle for American Express(R) Variable Second-To-Die Life Insurance policies issued by IDS Life.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2003 were as follows:

Subaccount     Invests exclusively in shares of                                                     Shares
--------------------------------------------------------------------------------------------------------------
FEI            IDS Life Series Fund - Equity Income Portfolio                                    1,018,235
U              IDS Life Series Fund - Equity Portfolio                                          40,122,923
Y              IDS Life Series Fund - Government Securities Portfolio                            2,183,329
V              IDS Life Series Fund - Income Portfolio                                           8,035,738
IL             IDS Life Series Fund - International Equity Portfolio                            15,970,778
X              IDS Life Series Fund - Managed Portfolio                                         25,910,451
W              IDS Life Series Fund - Money Market Portfolio                                    49,596,191
--------------------------------------------------------------------------------------------------------------
FBC            AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                520,546
FCR            AXP(R) Variable Portfolio - Capital Resource Fund                                   278,306
FCM            AXP(R) Variable Portfolio - Cash Management Fund                                 32,057,843
FBD            AXP(R) Variable Portfolio - Diversified Bond Fund                                 3,599,435
FDE            AXP(R) Variable Portfolio - Diversified Equity Income Fund                        5,236,167
FEM            AXP(R) Variable Portfolio - Emerging Markets Fund                                   316,075
FGB            AXP(R) Variable Portfolio - Global Bond Fund                                      1,267,429
FGR            AXP(R) Variable Portfolio - Growth Fund                                           4,509,240
FEX            AXP(R) Variable Portfolio - High Yield Bond Fund                                  5,927,752
FIE            AXP(R) Variable Portfolio - International Fund                                      343,103
FMF            AXP(R) Variable Portfolio - Managed Fund                                            562,002
FND            AXP(R) Variable Portfolio - New Dimensions Fund(R)                                9,211,934
FIV            AXP(R) Variable Portfolio - S&P 500 Index Fund                                    4,331,535
FFI            AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                   2,439,074
FSM            AXP(R) Variable Portfolio - Small Cap Advantage Fund                              1,326,584
FSA            AXP(R) Variable Portfolio - Strategy Aggressive Fund                              1,067,325
--------------------------------------------------------------------------------------------------------------
FCA            AIM V.I. Capital Appreciation Fund, Series I Shares                                 491,315
FCD            AIM V.I. Capital Development Fund, Series I Shares                                  691,047
FGI            AIM V.I. Core Equity Fund, Series I Shares15,443,360
--------------------------------------------------------------------------------------------------------------
FIR            American Century(R) VP International, Class I                                     2,811,413
FVL            American Century(R) VP Value, Class I                                            10,753,971
--------------------------------------------------------------------------------------------------------------
FSB            Calvert Variable Series, Inc. Social Balanced Portfolio                           2,296,363
--------------------------------------------------------------------------------------------------------------
FEG            Credit Suisse Trust - Mid-Cap Growth Portfolio                                      283,763
                  (previously Credit Suisse Trust - Emerging Growth Portfolio)
--------------------------------------------------------------------------------------------------------------
FSC            Credit Suisse Trust - Small Cap Growth Portfolio                                  1,709,766
--------------------------------------------------------------------------------------------------------------
FGC            Fidelity(R) VIP Growth & Income Portfolio Service Class                           5,866,624
FMP            Fidelity(R) VIP Mid Cap Portfolio Service Class                                   4,459,476
FOS            Fidelity(R) VIP Overseas Portfolio Service Class                                  1,064,002
--------------------------------------------------------------------------------------------------------------
FRE            FTVIPT Franklin Real Estate Fund - Class 2                                        1,820,028
FSV            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                         1,377,282
FIF            FTVIPT Templeton Foreign Securities Fund - Class 2(1)                             3,114,965
--------------------------------------------------------------------------------------------------------------
FSE            Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                    726,716
FUE            Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                       1,481,067
FMC            Goldman Sachs VIT Mid Cap Value Fund                                              4,604,090
--------------------------------------------------------------------------------------------------------------
FGT            Janus Aspen Series Global Technology Portfolio: Service Shares                    2,152,789
FIG            Janus Aspen Series International Growth Portfolio: Service Shares                 1,150,041
FAG            Janus Aspen Series Mid Cap Growth Portfolio: Service Shares500,781
--------------------------------------------------------------------------------------------------------------
FIP            Lazard Retirement International Equity Portfolio                                  1,854,188
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
34  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Subaccount     Invests exclusively in shares of                                                     Shares
--------------------------------------------------------------------------------------------------------------
FGW            MFS(R) Investors Growth Stock Series - Service Class                              2,835,147
FDS            MFS(R) New Discovery Series - Service Class                                       1,930,133
--------------------------------------------------------------------------------------------------------------
FPH            Putnam VT High Yield Fund - Class IB Shares                                       1,806,984
FIN            Putnam VT International New Opportunities Fund - Class IB Shares                  1,010,870
FNO            Putnam VT New Opportunities Fund - Class IA Shares                               14,777,764
FVS            Putnam VT Vista Fund - Class IB Shares                                            1,104,777
--------------------------------------------------------------------------------------------------------------
FMI            Royce Micro-Cap Portfolio                                                         7,005,767
--------------------------------------------------------------------------------------------------------------
FVA            Third Avenue Value Portfolio                                                      4,199,827
--------------------------------------------------------------------------------------------------------------
FIC            Wanger International Small Cap                                                    1,323,912
FSP            Wanger U.S. Smaller Companies                                                     1,995,963
--------------------------------------------------------------------------------------------------------------

(1) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as the distributor of the American Express(R) Variable Second-To-Die Life Insurance Policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

IDS Life deducts a premium expense charge from each premium payment. It partially compensates IDS Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

--------------------------------------------------------------------------------
35  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Some products may also charge an administrative charge or a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $19,881,432 in 2003 and $22,560,988 in 2002. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS

Effective Nov. 1, 2003, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life, in its capacity as investment manager for the IDS Life Series Fund, Inc. and American Express(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets and in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

Fund                                                                   Percentage range
----------------------------------------------------------------------------------------
IDS Life Series Fund - Equity Income Portfolio                                    0.70%
IDS Life Series Fund - Equity Portfolio                                           0.70%
IDS Life Series Fund - Government Securities Portfolio                            0.70%
IDS Life Series Fund - Income Portfolio                                           0.70%
IDS Life Series Fund - International Equity Portfolio                             0.95%
IDS Life Series Fund - Managed Portfolio                                          0.70%
IDS Life Series Fund - Money Market Portfolio                                     0.50%
----------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                   0.560% to 0.470%
AXP(R) Variable Portfolio - Capital Resource Fund                      0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                       0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                      0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund             0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                      1.170% to 1.095%
AXP(R) Variable Portfolio - Global Bond Fund                           0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                       0.620% to 0.545%
AXP(R) Variable Portfolio - International Fund                         0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                               0.630% to 0.550%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                     0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                         0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        0.610% to 0.535%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                   0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                   0.650% to 0.575%
----------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Blue Chip Advantage Fund
AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Emerging Markets Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - New Dimensions Fund(R)
AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund

From Jan. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the IDS Life Series Fund, Inc. and American Express(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for IDS Life Series Fund - International Equity Portfolio, AXP(R) Variable Portfolio - Emerging Markets Fund and AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

--------------------------------------------------------------------------------
36  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                                   Percentage range
---------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                   0.040% to 0.020%
AXP(R) Variable Portfolio - Capital Resource Fund                      0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                       0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                      0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund             0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                      0.100% to 0.050%
AXP(R) Variable Portfolio - Global Bond Fund                           0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                       0.050% to 0.025%
AXP(R) Variable Portfolio - International Fund                         0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                               0.040% to 0.020%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                     0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                         0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        0.050% to 0.025%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                   0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                   0.060% to 0.035%
----------------------------------------------------------------------------------------

The IDS Life Series Fund, Inc. and American Express(R) Variable Portfolio
Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2003 were as follows:

Subaccount     Investment                                                                        Purchases
--------------------------------------------------------------------------------------------------------------
FEI            IDS Life Series Fund - Equity Income Portfolio                                  $ 1,997,939
U              IDS Life Series Fund - Equity Portfolio                                          15,117,479
Y              IDS Life Series Fund - Government Securities Portfolio                            5,214,794
V              IDS Life Series Fund - Income Portfolio                                           4,463,400
IL             IDS Life Series Fund - International Equity Portfolio                             5,733,248
X              IDS Life Series Fund - Managed Portfolio                                         11,702,551
W              IDS Life Series Fund - Money Market Portfolio                                     9,302,879
--------------------------------------------------------------------------------------------------------------
FBC            AXP(R) Variable Portfolio - Blue Chip Advantage Fund                              1,006,508
FCR            AXP(R) Variable Portfolio - Capital Resource Fund                                 3,765,127
FCM            AXP(R) Variable Portfolio - Cash Management Fund                                 25,901,115
FBD            AXP(R) Variable Portfolio - Diversified Bond Fund                                10,653,001
FDE            AXP(R) Variable Portfolio - Diversified Equity Income Fund                       18,849,239
FEM            AXP(R) Variable Portfolio - Emerging Markets Fund                                 1,449,185
FGB            AXP(R) Variable Portfolio - Global Bond Fund                                      8,371,001
FGR            AXP(R) Variable Portfolio - Growth Fund                                          11,694,921
FEX            AXP(R) Variable Portfolio - High Yield Bond Fund                                 20,707,272
FIE            AXP(R) Variable Portfolio - International Fund                                    1,213,914
FMF            AXP(R) Variable Portfolio - Managed Fund                                          3,462,163
FND            AXP(R) Variable Portfolio - New Dimensions Fund(R)                               29,536,254
FIV            AXP(R) Variable Portfolio - S&P 500 Index Fund                                   11,031,976
FFI            AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                  12,845,753
FSM            AXP(R) Variable Portfolio - Small Cap Advantage Fund                              6,817,166
FSA            AXP(R) Variable Portfolio - Strategy Aggressive Fund                              1,622,133
--------------------------------------------------------------------------------------------------------------
FCA            AIM V.I. Capital Appreciation Fund, Series I Shares                               2,797,969
FCD            AIM V.I. Capital Development Fund, Series I Shares                                2,312,482
--------------------------------------------------------------------------------------------------------------
FGI            AIM V.I. Core Equity Fund, Series I Shares                                       13,708,716
--------------------------------------------------------------------------------------------------------------
FIR            American Century(R) VP International, Class I                                     4,324,623
FVL            American Century(R) VP Value, Class I                                            13,832,540
--------------------------------------------------------------------------------------------------------------
FSB            Calvert Variable Series, Inc. Social Balanced Portfolio                           1,656,655
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
37  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

Subaccount     Investment                                                                        Purchases
--------------------------------------------------------------------------------------------------------------
FEG            Credit Suisse Trust - Mid-Cap Growth Portfolio                                  $ 1,335,558
                  (previously Credit Suisse Trust - Emerging Growth Portfolio)
--------------------------------------------------------------------------------------------------------------
FSC            Credit Suisse Trust - Small Cap Growth Portfolio                                  2,884,213
--------------------------------------------------------------------------------------------------------------
FGC            Fidelity(R) VIP Growth & Income Portfolio Service Class                          30,578,128
FMP            Fidelity(R) VIP Mid Cap Portfolio Service Class                                  28,350,510
FOS            Fidelity(R) VIP Overseas Portfolio Service Class                                  5,918,950
--------------------------------------------------------------------------------------------------------------
FRE            FTVIPT Franklin Real Estate Fund - Class 2                                       13,283,329
FSV            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                         4,266,708
FIF            FTVIPT Templeton Foreign Securities Fund - Class 2                               11,216,881
--------------------------------------------------------------------------------------------------------------
FSE            Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                  2,440,323
FUE            Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                       4,750,199
FMC            Goldman Sachs VIT Mid Cap Value Fund                                             16,668,789
--------------------------------------------------------------------------------------------------------------
FGT            Janus Aspen Series Global Technology Portfolio: Service Shares                    1,421,239
FIG            Janus Aspen Series International Growth Portfolio: Service Shares                 3,046,260
FAG            Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                       1,428,870
--------------------------------------------------------------------------------------------------------------
FIP            Lazard Retirement International Equity Portfolio                                  9,825,351
--------------------------------------------------------------------------------------------------------------
FGW            MFS(R) Investors Growth Stock Series - Service Class                              6,163,008
FDS            MFS(R) New Discovery Series - Service Class                                       4,732,838
--------------------------------------------------------------------------------------------------------------
FPH            Putnam VT High Yield Fund - Class IB Shares                                       6,614,266
FIN            Putnam VT International New Opportunities Fund - Class IB Shares                  2,174,791
FNO            Putnam VT New Opportunities Fund - Class IA Shares                               10,227,003
FVS            Putnam VT Vista Fund - Class IB Shares                                            1,897,805
--------------------------------------------------------------------------------------------------------------
FMI            Royce Micro-Cap Portfolio                                                        18,951,176
--------------------------------------------------------------------------------------------------------------
FVA            Third Avenue Value Portfolio                                                     15,756,638
--------------------------------------------------------------------------------------------------------------
FIC            Wanger International Small Cap                                                    8,964,461
FSP            Wanger U.S. Smaller Companies                                                    18,241,226
--------------------------------------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                           FEI       U        Y        V      IL         X        W       FBC     FCR      FCM
                                        -----------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                          $0.97    $5.79    $2.37    $2.39    $2.16    $4.23    $1.80    $0.89    $0.85   $1.03
At Dec. 31, 2001                          $0.98    $3.93    $2.49    $2.57    $1.54    $3.39    $1.85    $0.74    $0.69   $1.06
At Dec. 31, 2002                          $0.78    $2.57    $2.72    $2.75    $1.26    $2.57    $1.86    $0.57    $0.53   $1.06
At Dec. 31, 2003                          $1.10    $3.24    $2.75    $2.84    $1.60    $3.13    $1.85    $0.71    $0.68   $1.06
--------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                          5,554  213,092    7,244   36,653  142,157  138,520   36,982    3,208      904  21,573
At Dec. 31, 2002                          8,661  193,612    8,993   32,957  125,216  123,110   33,821    4,869    2,365  30,036
At Dec. 31, 2003                         10,010  179,373    8,371   27,910  112,884  111,684   26,781    5,486    8,140  30,104
--------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                         $5,417 $836,966  $18,071  $94,067 $219,175 $469,049  $68,383   $2,370     $624 $22,864
At Dec. 31, 2002                         $6,785 $496,983  $24,467  $90,521 $157,601 $316,248  $62,782   $2,757   $1,261 $31,911
At Dec. 31, 2003                        $10,994 $581,189  $23,035  $79,289 $180,281 $349,052  $49,608   $3,923   $5,558 $31,859
--------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001          1.15%    0.13%    5.12%    6.16%    0.93%    1.90%    3.75%    0.71%    0.41%   3.13%
For the year ended Dec. 31, 2002          1.55%    0.34%    4.34%    5.15%    0.74%    1.73%    1.30%    0.81%    0.56%   1.14%
For the year ended Dec. 31, 2003          1.82%       --    3.27%    3.67%    1.10%    1.83%    0.69%    0.89%    0.63%   0.51%
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%   0.90%
For the year ended Dec. 31, 2002          0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%   0.90%
For the year ended Dec. 31, 2003          0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%   0.90%
--------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001          1.03%  (32.12%)   5.06%    7.53%  (28.70%) (19.86%)   2.78%  (16.85%) (18.82%)  2.91%
For the year ended Dec. 31, 2002        (20.41%) (34.61%)   9.24%    7.00%  (18.18%) (24.19%)   0.54%  (22.97%) (23.19%)  0.00%
For the year ended Dec. 31, 2003         41.03%   26.07%    1.10%    3.27%   26.98%   21.79%   (0.54%)  24.56%   28.30%   0.00%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
38  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

                                           FBD      FDE      FEM      FGB     FGR      FEX      FIE      FMF     FND      FIV
                                        -----------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                          $1.07    $0.99    $0.78    $1.07    $0.77   $0.93    $0.86    $0.96    $1.04   $0.91
At Dec. 31, 2001                          $1.15    $1.00    $0.76    $1.08    $0.53   $0.96    $0.61    $0.85    $0.86   $0.79
At Dec. 31, 2002                          $1.20    $0.80    $0.71    $1.23    $0.39   $0.89    $0.49    $0.73    $0.66   $0.60
At Dec. 31, 2003                          $1.24    $1.12    $0.99    $1.37    $0.46   $1.11    $0.62    $0.87    $0.82   $0.77
--------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                         11,758   14,695      370    1,541   18,390   7,416    1,636    3,221   82,787  11,971
At Dec. 31, 2002                         25,601   33,573    1,680    5,217   29,573  17,181    2,713    5,364  134,661  27,757
At Dec. 31, 2003                         30,825   52,001    3,110   10,179   56,630  35,448    4,591    9,053  172,471  42,898
--------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        $13,468  $14,674     $280   $1,657   $9,693  $7,150     $993   $2,738  $70,947  $9,411
At Dec. 31, 2002                        $30,671  $26,902   $1,193   $6,393  $11,415 $15,347   $1,335   $3,935  $89,327 $16,779
At Dec. 31, 2003                        $38,240  $58,292   $3,071  $13,972  $26,309 $39,284   $2,868   $7,915 $141,167 $32,887
--------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001          6.31%    1.41%    0.02%    4.25%       --  10.78%    1.29%    2.63%    0.26%   1.03%
For the year ended Dec. 31, 2002          5.11%    1.63%       --    4.82%    0.09%   7.65%    1.03%    2.69%    0.52%   1.01%
For the year ended Dec. 31, 2003          3.56%    1.61%    1.88%    7.40%    0.21%   7.56%    0.94%    2.29%    0.68%   1.21%
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          0.90%    0.90%    0.90%    0.90%    0.90%   0.90%    0.90%    0.90%    0.90%   0.90%
For the year ended Dec. 31, 2002          0.90%    0.90%    0.90%    0.90%    0.90%   0.90%    0.90%    0.90%    0.90%   0.90%
For the year ended Dec. 31, 2003          0.90%    0.90%    0.90%    0.90%    0.90%   0.90%    0.90%    0.90%    0.90%   0.90%
--------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001          7.48%    1.01%   (2.56%)   0.93%  (31.17%)  3.23%  (29.07%) (11.46%) (17.31%)(13.19%)
For the year ended Dec. 31, 2002          4.35%  (20.00%)  (6.58%)  13.89%  (26.42%) (7.29%) (19.67%) (14.12%) (23.26%)(24.05%)
For the year ended Dec. 31, 2003          3.33%   40.00%   39.44%   11.38%   17.95%  24.72%   26.53%   19.18%   24.24%  28.33%
--------------------------------------------------------------------------------------------------------------------------------

                                           FFI      FSM      FSA      FCA     FCD       FGI      FIR      FVL     FSB      FEG
                                        ------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                          $1.07    $1.00    $0.87    $0.88    $1.00    $1.78    $0.91    $1.03    $0.97   $0.98
At Dec. 31, 2001                          $1.13    $0.92    $0.58    $0.67    $0.91    $1.36    $0.64    $1.16    $0.90   $0.81
At Dec. 31, 2002                          $1.19    $0.76    $0.39    $0.50    $0.71    $1.14    $0.50    $1.00    $0.78   $0.57
At Dec. 31, 2003                          $1.19    $1.11    $0.50    $0.64    $0.95    $1.40    $0.62    $1.28    $0.92   $0.81
---------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                          4,257    4,264    9,945    6,567    4,199  261,263   10,087   28,326    1,190   1,795
At Dec. 31, 2002                         15,724    8,489   13,007   11,893    6,829  244,398   21,650   53,830    2,712   2,256
At Dec. 31, 2003                         21,369   15,293   15,708   16,294    9,204  230,404   29,187   65,557    4,376   3,829
---------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                         $4,813   $3,935   $5,733   $4,380   $3,833 $355,473   $6,419  $32,735   $1,066  $1,457
At Dec. 31, 2002                        $18,645   $6,438   $5,057   $5,945   $4,858 $278,193  $10,872  $53,869   $2,116  $1,282
At Dec. 31, 2003                        $25,493  $16,996   $7,796  $10,455   $8,783 $323,384  $18,077  $83,773   $4,037  $3,093
---------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001          4.42%       --    0.23%       --       --    0.05%    0.03%    0.73%    8.94%      --
For the year ended Dec. 31, 2002          2.89%       --       --       --       --    0.32%    0.62%    0.70%    3.89%      --
For the year ended Dec. 31, 2003          2.29%       --       --       --       --    1.01%    0.67%    1.00%    2.39%      --
---------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%   0.90%
For the year ended Dec. 31, 2002          0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%   0.90%
For the year ended Dec. 31, 2003          0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%    0.90%   0.90%
---------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001          5.61%   (8.00%) (33.33%) (23.86%)  (9.00%) (23.60%) (29.67%)  12.62%   (7.22%)(17.35%)
For the year ended Dec. 31, 2002          5.31%  (17.39%) (32.76%) (25.37%) (21.98%) (16.18%) (21.88%) (13.79%) (13.33%)(29.63%)
For the year ended Dec. 31, 2003          0.00%   46.05%   28.21%   28.00%   33.80%   22.81%   24.00%   28.00%   17.95%  42.11%
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
39  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

                                           FSC      FGC      FMP      FOS      FRE     FSV      FIF      FSE      FUE     FMC
                                        -----------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                          $1.40    $0.99    $1.18    $0.88    $1.16   $1.14    $1.08    $1.02    $0.91   $1.20
At Dec. 31, 2001                          $1.16    $0.90    $1.13    $0.69    $1.24   $1.28    $0.90    $1.05    $0.79   $1.33
At Dec. 31, 2002                          $0.77    $0.74    $1.01    $0.54    $1.25   $1.15    $0.73    $0.89    $0.61   $1.26
At Dec. 31, 2003                          $1.13    $0.91    $1.38    $0.77    $1.68   $1.51    $0.95    $1.28    $0.79   $1.60
---------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                         15,952   16,413   23,651    6,414    5,495   3,004   12,596    2,459    6,234   9,095
At Dec. 31, 2002                         19,146   48,405   52,717   12,601   17,027   8,488   26,610    5,662   14,220  27,025
At Dec. 31, 2003                         20,945   85,401   77,767   21,422   25,551  11,574   40,085    7,358   20,584  38,494
---------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        $18,575  $14,694  $26,662   $4,415   $6,801  $3,847  $11,328   $2,588   $4,932 $12,096
At Dec. 31, 2002                        $14,651  $35,779  $53,068   $6,848  $21,320  $9,772  $19,316   $5,020   $8,707 $33,965
At Dec. 31, 2003                        $23,595  $77,322 $107,473  $16,524  $43,044 $17,450  $38,127   $9,440  $16,173 $61,557
---------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001             --    0.33%   --        2.48%    2.84%   0.28%    2.82%    0.60%    0.83%   2.49%
For the year ended Dec. 31, 2002             --    0.78%    0.59%    0.53%    2.56%   0.37%    1.56%    0.36%    0.78%   1.50%
For the year ended Dec. 31, 2003             --    0.85%    0.26%    0.59%    2.45%   0.21%    1.69%    0.27%    0.88%   1.05%
---------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          0.90%    0.90%    0.90%    0.90%    0.90%   0.90%    0.90%    0.90%    0.90%   0.90%
For the year ended Dec. 31, 2002          0.90%    0.90%    0.90%    0.90%    0.90%   0.90%    0.90%    0.90%    0.90%   0.90%
For the year ended Dec. 31, 2003          0.90%    0.90%    0.90%    0.90%    0.90%   0.90%    0.90%    0.90%    0.90%   0.90%
---------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        (17.14%)  (9.09%)  (4.24%) (21.59%)   6.90%  12.28%  (16.67%)   2.94%  (13.19%) 10.83%
For the year ended Dec. 31, 2002        (33.62%) (17.78%) (10.62%) (21.74%)   0.81% (10.16%) (18.89%) (15.24%) (22.78%) (5.26%)
For the year ended Dec. 31, 2003         46.75%   22.97%   36.63%   42.59%   34.40%  31.30%   30.14%   43.82%   29.51%  26.98%
---------------------------------------------------------------------------------------------------------------------------------

                                           FGT      FIG      FAG      FIP     FGW      FDS      FPH      FIN     FNO      FVS
                                        -----------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                          $0.72    $0.84    $0.75    $0.96    $0.92   $0.97    $0.90    $0.72    $1.81   $0.91
At Dec. 31, 2001                          $0.45    $0.63    $0.45    $0.72    $0.69   $0.91    $0.93    $0.51    $1.25   $0.60
At Dec. 31, 2002                          $0.26    $0.47    $0.32    $0.64    $0.49   $0.61    $0.91    $0.44    $0.87   $0.41
At Dec. 31, 2003                          $0.38    $0.62    $0.43    $0.82    $0.60   $0.81    $1.14    $0.58    $1.14   $0.54
---------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                         12,969   24,849   17,310    4,159   16,764  13,315    4,713   12,062  229,366  14,087
At Dec. 31, 2002                         17,740   41,200   23,673    9,601   29,771  27,079    8,008   17,014  216,999  19,518
At Dec. 31, 2003                         20,019   42,310   24,625   23,615   40,588  32,962   12,550   19,531  199,866  21,383
---------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                         $5,794  $15,760   $7,787   $3,011  $11,529 $12,083   $4,367   $6,138 $287,830  $8,403
At Dec. 31, 2002                         $4,639  $19,226   $7,587   $6,149  $14,668 $16,607   $7,300   $7,411 $188,119  $8,008
At Dec. 31, 2003                         $7,599  $26,324  $10,541  $19,265  $24,297 $26,732  $14,347  $11,231 $227,873 $11,578
---------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001          0.66%    0.78%       --    0.01%    0.04%      --   11.98%       --       --      --
For the year ended Dec. 31, 2002             --    0.72%       --    0.09%       --      --   10.20%    0.60%       --      --
For the year ended Dec. 31, 2003             --    0.99%       --    0.36%       --      --    8.74%    0.29%       --      --
---------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          0.90%    0.90%    0.90%    0.90%    0.90%   0.90%    0.90%    0.90%    0.90%   0.90%
For the year ended Dec. 31, 2002          0.90%    0.90%    0.90%    0.90%    0.90%   0.90%    0.90%    0.90%    0.90%   0.90%
For the year ended Dec. 31, 2003          0.90%    0.90%    0.90%    0.90%    0.90%   0.90%    0.90%    0.90%    0.90%   0.90%
---------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        (37.50%) (25.00%) (40.00%) (25.00%) (25.00%) (6.19%)   3.33%  (29.17%) (30.94%)(34.07%)
For the year ended Dec. 31, 2002        (42.22%) (25.40%) (28.89%) (11.11%) (28.99%)(32.97%)  (2.15%) (13.73%) (30.40%)(31.67%)
For the year ended Dec. 31, 2003         46.15%   31.91%   34.38%   28.13%   22.45%  32.79%   25.27%   31.82%   31.03%  31.71%
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
40  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

                                                                                                FMI      FVA      FIC     FSP
                                                                                           -----------------------------------------
Accumulation unit value
At Dec. 31, 2000                                                                               $1.15    $1.26    $0.74   $1.06
At Dec. 31, 2001                                                                               $1.47    $1.42    $0.58   $1.17
At Dec. 31, 2002                                                                               $1.27    $1.26    $0.49   $0.96
At Dec. 31, 2003                                                                               $1.88    $1.78    $0.73   $1.37
---------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                                                                               9,733   19,731    8,157   8,497
At Dec. 31, 2002                                                                              30,316   39,900   21,097  23,134
At Dec. 31, 2003                                                                              40,575   49,539   35,694  38,763
---------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                                                                             $14,351  $28,054   $4,725  $9,912
At Dec. 31, 2002                                                                             $38,595  $50,193  $10,437 $22,248
At Dec. 31, 2003                                                                             $76,363  $88,028  $26,055 $52,913
---------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001                                                                  --    0.14%       --   0.03%
For the year ended Dec. 31, 2002                                                                  --    0.22%       --     --
For the year ended Dec. 31, 2003                                                                  --    0.20%    0.26%     --
---------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001                                                               0.90%    0.90%    0.90%   0.90%
For the year ended Dec. 31, 2002                                                               0.90%    0.90%    0.90%   0.90%
For the year ended Dec. 31, 2003                                                               0.90%    0.90%    0.90%   0.90%
---------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001                                                              27.83%   12.70%  (21.62%) 10.38%
For the year ended Dec. 31, 2002                                                             (13.61%) (11.27%) (15.52%)(17.95%)
For the year ended Dec. 31, 2003                                                              48.03%   41.27%   48.98%  42.71%
---------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

--------------------------------------------------------------------------------
41  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE
     -- 2003 ANNUAL REPORT

IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 2003 and 2002, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of IDS Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2003 IDS Life Insurance Company adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (revised December 2003), "Consolidation of Variable Interest Entities."

/s/ Ernst & Young LLP
---------------------
    Ernst & Young LLP
    Minneapolis, Minnesota
    January 26, 2004

                                     -- 1 --

IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE AMOUNTS)                                                          2003          2002

ASSETS
Investments: (Note 2)
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $26,626,709; 2002, $23,209,226)      $27,324,491   $24,052,104
      Common stocks, at fair value (cost: 2003, $19; 2002, $19)                                           120            21
   Mortgage loans on real estate                                                                    3,180,020     3,417,651
   Policy loans                                                                                       578,000       597,144
   Other investments                                                                                  801,871       753,247
---------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                            31,884,502    28,820,167
Cash and cash equivalents                                                                             400,294     4,424,061
Restricted cash                                                                                       834,448            --
Amounts recoverable from reinsurers                                                                   754,514       633,510
Amounts due from brokers                                                                                1,792           501
Other accounts receivable                                                                              68,422        56,245
Accrued investment income                                                                             355,374       296,595
Deferred policy acquisition costs (Note 3)                                                          3,615,179     3,309,094
Other assets                                                                                          253,858       117,788
Separate account assets                                                                            27,774,319    21,980,674
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                      $65,942,702   $59,638,635
===========================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
Fixed annuities                                                                                   $26,376,944   $23,411,314
Universal life-type insurance                                                                       3,569,882     3,515,010
Traditional life insurance                                                                            254,641       247,441
Disability income and long-term care insurance                                                      1,724,204     1,466,171
   Policy claims and other policyholders' funds                                                        67,911        85,400
   Amounts due to brokers                                                                             228,707     3,342,989
   Deferred income taxes, net                                                                         139,814       182,059
   Other liabilities                                                                                  408,444       463,326
   Separate account liabilities                                                                    27,774,319    21,980,674
---------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                               60,544,866    54,694,384
---------------------------------------------------------------------------------------------------------------------------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,370,388     1,088,327
   Retained earnings                                                                                3,624,837     3,354,841
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 405,456       497,319
      Net unrealized derivative (losses) gains                                                         (5,845)          764
---------------------------------------------------------------------------------------------------------------------------
         Total accumulated other comprehensive income                                                 399,611       498,083
---------------------------------------------------------------------------------------------------------------------------
         Total stockholder's equity                                                                 5,397,836     4,944,251
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                        $65,942,702   $59,638,635
===========================================================================================================================

See notes to consolidated financial statements.

                                                           -- 2 --

IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                    2003            2002          2001
REVENUES
Premiums:
   Traditional life insurance                                                       $   64,890     $   60,740    $   59,415
   Disability income and long-term care insurance                                      284,111        273,737       255,428
---------------------------------------------------------------------------------------------------------------------------
      Total premiums                                                                   349,001        334,477       314,843
Net investment income                                                                1,705,530      1,561,856     1,485,688
Contractholder and policyholder charges                                                530,101        525,708       492,441
Management and other fees                                                              390,516        404,787       473,406
Net realized gain (loss) on investments                                                  4,100         (4,507)     (649,752)
---------------------------------------------------------------------------------------------------------------------------
      Total revenues                                                                 2,979,248      2,822,321     2,116,626
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Death and other benefits:
   Traditional life insurance                                                           38,870         36,850        35,492
   Investment contracts and universal life-type insurance                              202,205        205,147       174,868
   Disability income and long-term care insurance                                       57,339         52,972        44,743
(Decrease) increase in liabilities for future policy benefits:
   Traditional life insurance                                                           (2,401)         2,841         7,167
   Disability income and long-term care insurance                                      142,532        134,605       123,227
Interest credited on investment contracts and universal life-type insurance          1,224,910      1,157,636     1,146,866
Amortization of deferred policy acquisition costs                                      288,276        335,729       375,984
Other insurance and operating expenses                                                 452,978        426,534       397,236
---------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                                                    2,404,709      2,352,314     2,305,583
---------------------------------------------------------------------------------------------------------------------------
Income (loss) before income tax provision (benefit) and cumulative effect
   of accounting change                                                                574,539        470,007      (188,957)
Income tax provision (benefit)                                                          66,945         87,826      (145,222)
---------------------------------------------------------------------------------------------------------------------------
Income (loss) before cumulative effect of accounting change                            507,594        382,181       (43,735)
Cumulative effect of accounting change (net of income tax provision of
   $23,942 for 2003 and income tax benefit of $11,532 for 2001) (Note 1)                44,463             --       (21,416)
---------------------------------------------------------------------------------------------------------------------------
Net income (loss)                                                                   $  552,057     $  382,181    $  (65,151)
===========================================================================================================================

See notes to consolidated financial statements.

                                                           -- 3 --

IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                    2003            2002          2001
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                 $    552,057   $    382,181   $   (65,151)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax (Note 1)                         (44,463)            --        21,416
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                         (34,490)       (35,345)      (43,687)
      Repayment                                                                         43,596         49,256        54,004
   Change in amounts recoverable from reinsurers                                      (121,004)      (104,344)     (112,686)
   Change in other accounts receivable                                                 (12,177)        (9,896)       (4,025)
   Change in accrued investment income                                                 (64,359)        (5,139)       56,729
   Change in deferred policy acquisition costs, net                                   (300,491)      (277,258)     (175,723)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                   265,233        245,275       223,177
   Change in policy claims and other policyholder's funds                              (17,489)        13,521        19,812
   Deferred income tax (benefit) provision                                             (30,714)       116,995      (246,205)
   Change in other assets and liabilities, net                                         (95,537)        26,309       (24,509)
   Amortization of premium, net                                                        160,862         65,869       108,958
   Net realized (gain) loss on investments                                              (4,100)         4,507       649,752
   Net realized (gain) loss on trading securities                                      (30,400)         2,480            --
   Policyholder and contractholder charges, non-cash                                  (234,098)      (232,725)     (217,496)
   Other, net                                                                           (7,561)        10,651       (92,253)
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                         24,865        252,337       152,113
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Sales                                                                            12,232,235     10,093,228     5,493,141
   Maturities, sinking fund payments and calls                                       4,152,088      3,078,509     2,706,147
   Purchases                                                                       (20,527,995)   (16,287,891)   (9,477,740)
Other investments, excluding policy loans:
   Sales                                                                               668,071        509,588       370,636
   Purchases                                                                          (853,647)      (543,843)     (442,876)
Change in amounts due from brokers                                                      (1,291)        90,293       (75,492)
Change in amounts due to brokers                                                    (3,260,310)     1,602,958     1,293,684
---------------------------------------------------------------------------------------------------------------------------
   Net cash used in investing activities                                            (7,590,849)    (1,457,158)     (132,500)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Activities related to investment contracts and universal life-type insurance:
   Considerations received                                                           4,267,115      4,638,111     2,088,114
   Interest credited to account balances                                             1,224,910      1,157,636     1,146,866
   Surrenders and other benefits                                                    (2,235,889)    (1,655,631)   (2,810,401)
Universal life-type insurance policy loans:
   Repayment                                                                            85,760         89,346        72,805
   Issuance                                                                            (81,740)       (80,831)      (83,720)
Capital contribution                                                                   282,061        400,000       400,000
Dividends paid                                                                              --        (70,000)           --
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                      3,542,217      4,478,631       813,664
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                                (4,023,767)     3,273,810       833,277
Cash and cash equivalents at beginning of year                                       4,424,061      1,150,251       316,974
---------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                          $    400,294   $  4,424,061   $ 1,150,251
===========================================================================================================================
Supplemental disclosures:
   Income taxes paid                                                              $    103,034   $         --   $        --
   Interest on borrowings                                                         $      2,647   $      7,906   $    23,688
   Non-cash ownership transfer of net assets of AEC to AEFC in 2003 (Note 1)      $    282,061   $         --   $        --
---------------------------------------------------------------------------------------------------------------------------

See notes to consolidated financial statements.

                                                           -- 4 --

IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED
                                                                                         OTHER
                                                                       ADDITIONAL    COMPREHENSIVE                    TOTAL
                                                           CAPITAL       PAID-IN    INCOME (LOSS),   RETAINED     STOCKHOLDER'S
FOR THE THREE YEARS ENDED DECEMBER 31, 2003 (THOUSANDS)     STOCK        CAPITAL      NET OF TAX     EARNINGS        EQUITY
---------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2001                                   $3,000     $  288,327     $(333,734)    $3,107,811    $3,065,404
Comprehensive income:
   Net loss                                                    --             --            --        (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
      income tax benefit of $626                               --             --        (1,162)            --        (1,162)
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of ($20,191)
      and income tax benefit of $6,064                         --             --       (11,262)            --       (11,262)
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      loss, net of income tax benefit of $228,003              --             --       423,434             --       423,434
   Reclassification adjustment for losses on derivatives
      included in net loss, net of income tax benefit
      of $4,038                                                --             --         7,499             --         7,499
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                       353,358
Capital contribution                                           --        400,000            --             --       400,000
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2001                                  3,000        688,327        84,775      3,042,660     3,818,762
Comprehensive income:
   Net income                                                  --             --            --        382,181       382,181
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($75,351) and income
      tax provision of ($228,502)                              --             --       424,360             --       424,360
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of ($5,645)          --             --       (10,484)            --       (10,484)
   Reclassification adjustment for gains on derivatives
      included in net income, net of income tax
      provision of ($305)                                      --             --          (568)            --          (568)
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                       795,489
Cash dividends                                                 --             --            --        (70,000)      (70,000)
Capital contribution                                           --        400,000            --             --       400,000
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                  3,000      1,088,327       498,083      3,354,841     4,944,251
Comprehensive income:
   Net income                                                  --             --            --        552,057       552,057
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($5,594) and income tax
      benefit of $46,545                                       --             --       (79,470)            --       (79,470)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of ($6,044)          --             --       (11,225)            --       (11,225)
   Net unrealized holding losses on derivatives arising
      during the year, net of income tax benefit
      of $3,663                                                --             --        (6,802)            --        (6,802)
   Reclassification adjustment for gains on derivatives
      included in net income, net of income tax
      provision of ($525)                                      --             --          (975)            --          (975)
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                       453,585
Non-cash dividend of AEC to AEFC (Note 1)                      --             --            --       (282,061)     (282,061)
Capital contribution                                           --        282,061            --             --       282,061
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2003                                 $3,000     $1,370,388     $ 399,611     $3,624,837    $5,397,836
===========================================================================================================================

See notes to consolidated financial statements.

                                                           -- 5 --

IDS LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

IDS Life Insurance Company is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. IDS Life Insurance Company is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. IDS Life Insurance Company distributes its fixed and variable insurance and annuity products exclusively through the American Express Financial Advisors Inc.'s (AEFAI) retail sales force. IDS Life Insurance Company has four wholly owned subsidiaries that distribute their products through various distribution channels. IDS Life Insurance Company serves residents of the District of Columbia and all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of IDS Life Insurance Company and serves New York State residents. IDS Life of New York distributes its fixed and variable insurance and annuity products exclusively through AEFAI's retail sales force. IDS Life Insurance Company also wholly owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. IDS Life Insurance Company also wholly owns IDS REO 1, LLC and IDS REO II, LLC. At December 31, 2003, these two subsidiaries held real estate and mortgage loans on real estate. IDS Life Insurance Company and its six subsidiaries are referred to collectively as "IDS Life" in these consolidated financial statements and notes thereto.

On December 29, 2003, IDS Life contributed substantially all of its interests in low income housing investments, net of related payables and deferred tax assets, to its wholly owned subsidiary, American Express Corporation ("AEC"). These investments had a carrying value of $308.6 million and $381.5 million at December 29, 2003 and December 31, 2002, respectively. The amount of the contribution to AEC was $272 million. AEC had a carrying value of approximately $10 million prior to receiving this contribution.

On December 30, 2003, IDS Life distributed via dividend all of its interest in AEC to AEFC. This distribution was considered extraordinary, as defined in Minnesota holding company statutes. On December 30, 2003, IDS Life received a contribution of cash of approximately $282 million, equal to the amount of the distribution of AEC.

IDS Life's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. IDS Life also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by IDS Life include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life also markets disability income insurance. Although IDS Life discontinued issuance of long-term care insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, 50% of which are reinsured. In May 2003, IDS Life began outsourcing claims administration as well.

Under IDS Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

BASIS OF PRESENTATION

The accompanying consolidated financial statements include the accounts of IDS Life, its wholly owned subsidiaries and certain variable interest entities. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as included in Note 5. Certain prior year amounts have been reclassified to conform to the current year's presentation.

                                     -- 6 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

As of December 31, 2003, pursuant to IDS Life's adoption of Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46), IDS Life consolidates all variable interest entities for which it is considered to be the primary beneficiary. In addition, IDS Life generally consolidates all entities in which it holds a greater than 50% interest, except for immaterial seed money investments in mutual and hedge funds. Entities in which IDS Life holds a greater than 20% but less than 50% equity interest are accounted for under the equity method. All other investments are accounted for under the cost method unless IDS Life determines that it exercises significant influence over the entity by means other than voting rights.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing a majority of IDS Life's rated collateralized debt obligations (CDOs) described in "Recently issued accounting standards" section below. Other entities are evaluated using the control, risk and reward criteria as outlined under GAAP in determining whether to consolidate other entities where IDS Life has an interest, is the sponsor or transferor. See "Recently issued accounting standards" section below for further information regarding IDS Life's December 31, 2003 adoption of FIN 46.

REVENUE RECOGNITION

PREMIUM REVENUES

Premium revenues include premiums on traditional life, disability income and long-term care products. Such premiums are recognized as revenue when due.

NET INVESTMENT INCOME

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate, policy loans and other investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force
(EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" or EITF Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes" depending upon the instrument.

CONTRACTHOLDER AND POLICYHOLDER CHARGES

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance charges, administrative charges and surrender charges on annuities, universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities, universal and variable universal life insurance are recognized as revenue when collected.

MANAGEMENT AND OTHER FEES

Management and other fees include risk fees, management and administration fees, which are generated directly and indirectly from IDS Life's separate account assets. IDS Life's management and other fees are generally computed as a contractual rate generally based on the underlying asset values and are generally received monthly.

NET REALIZED GAIN (LOSS) ON INVESTMENTS

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

                                     -- 7 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

INVESTMENTS -- FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery.

Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default, or bankruptcy. IDS Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, IDS Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations
(CDOs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, default and recovery rates of the underlying investments and, as such, are subject to change. IDS Life's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

INVESTMENTS -- MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

INVESTMENTS -- POLICY LOANS

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

INVESTMENT -- OTHER INVESTMENTS

Included in other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as IDS Life has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect amortized cost less reserves for losses and real estate is carried at its estimated fair value.

CASH AND CASH EQUIVALENTS

IDS Life considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life and health insurance. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of the interest margins associated with the products.

                                    -- 8 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

For insurance and annuity products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality rate, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

GUARANTEED MINIMUM DEATH BENEFITS

The majority of the variable annuity contracts offered by IDS Life contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of IDS Life's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Through December 31, 2003, the amount paid in excess of contract value was expensed when payable. Amounts expensed in 2003, 2002, and 2001 were $31.5 million, $37.4 million, and $16.2 million respectively. IDS Life also issues certain variable annuity contracts that contain a guaranteed minimum income benefit (GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, IDS Life has not expensed any amount related to GMIBs as all terms on GMIB features are within the stipulated waiting periods. See "Recently issued accounting standards" section herein for a description of Statement of Position 03-1.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claim liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options. Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates, ranging from 4.6% to 9.5%, depending on year of issue, with an average rate of approximately 6.3%.

Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life's experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated interest rates for long-term care policy reserves are currently 5.9% grading up to 8.9% over 30 years.

                                     -- 9 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%, with an average rate of approximately 5.7%. IDS Life issues only non-participating life insurance contracts and does not issue short-duration life insurance policies.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by IDS Life is $750,000 on any policy insuring a single life and $1.5 million on any policy insuring a joint-life combination. IDS Life generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. IDS Life retains all accidental death benefit, disability income and waiver of premium risk.

FEDERAL INCOME TAXES

IDS Life's taxable income is included in the consolidated federal income tax return of American Express Company. IDS Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

SEPARATE ACCOUNT BUSINESS

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. Through the year ended December 31, 2003, IDS Life received fees related to the proprietary mutual funds used as investment options for variable annuities and variable life insurance directly from the separate accounts. In the fourth quarter of 2003, AEFC replaced IDS Life Insurance Company as the investment manager of these proprietary mutual funds. In connection with this change and through an agreement with AEFC, IDS Life receives fund administrative services fees for the fund management services, other than investment management services, IDS Life provides these proprietary mutual funds. Prior to this change, IDS Life received management fees from the funds. IDS Life receives mortality and expense risk fees directly from the separate accounts.

IDS Life makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life guarantees that the rate at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. IDS Life also guarantees that the death benefit will continue to be payable at the current level, less outstanding loans, regardless of investment performance so long as the policy owner pays the contractual premium requirements for the death benefit guarantee provision.

RECENTLY ISSUED ACCOUNTING STANDARDS

In January 2003, the FASB issued FIN 46, which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. An entity is subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or, (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual returns of the entity if they occur. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

                                    -- 10 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The variable interest entities primarily impacted by FIN 46, which IDS Life consolidated as of December 31, 2003, relate to three securitized loan trusts
(SLTs), which are managed by an affiliate and partially owned by IDS Life. The three SLTs consolidated as a result of FIN 46 provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans which are managed by IDS Life. FIN 46 does not impact the accounting for QSPEs as defined by SFAS No. 140, such as IDS Life's CDO-related securitization trust established in 2001. That trust contains a majority of IDS Life's rated CDOs whose retained interest in the trust had a carrying value of $518.0 million at December 31, 2003, of which $381.7 million is considered investment grade. In addition, FIN 46 did not impact the accounting for an additional $24 million in rated CDO tranches, which are managed by third parties, $5 million of CDO residual tranches managed by an affiliate and $0.3 million of affordable housing investments as IDS Life is not the primary beneficiary. IDS Life's maximum exposure to loss as a result of its investment in these entities is represented by the carrying values.

The consolidation of the three SLTs partially owned by IDS Life and managed by an affiliate, resulted in a cumulative effect of accounting change that increased 2003 net income through a non-cash gain of $44.5 million ($68.4 million pretax). In addition, the consolidation of these VIEs resulted in the elimination of IDS Life's investment in the applicable VIEs, which was $673 million for the three SLTs. IDS Life consolidated new assets of $907 million. The newly consolidated assets consist of $834 million of cash and $73 million of derivatives, essentially all of which are restricted. The effect of consolidating these assets on IDS Life's balance sheet was offset by IDS Life's previously recorded carrying values of its investments in the three SLTs, which totaled $673 million and $166 million of newly consolidated liabilities.

The initial gain related to the application of FIN 46 for the three SLTs had no cash flow effect on IDS Life. To the extent losses are incurred on the three SLTs, charges could be incurred that may or may not be reversed. Taken together over the lives of the structures through their maturity, IDS Life's maximum cumulative exposure to pretax loss as a result of its investment in the three SLTs is represented by the carrying value prior to adoption of FIN 46, which was $673 million for the three SLTs, as well as the $68.4 million pretax non-cash gain recorded upon consolidation of the SLTs.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133. The adoption of this Statement did not have a material impact on IDS Life's financial statements.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). IDS Life is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by IDS Life. SOP 03-1 is required to be adopted on January 1, 2004, and any impact will be recognized in IDS Life's 2004 results of operations.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 2, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

In July 2000, the FASB's EITF issued a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." IDS Life adopted the consensus as of January 1, 2001. Issue No. 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affected CDOs. Adoption of the consensus resulted in a cumulative after-tax effect of accounting change that reduced 2001 net income by $21.4 million, net of tax.

Effective January 1, 2001, IDS Life adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which required an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in cumulative after-tax reductions to other comprehensive income of $1.2 million. The cumulative impact to earnings was not significant.

                                    -- 11 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

2. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                         GROSS          GROSS
                                                                       AMORTIZED      UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                              COST            GAINS          LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate bonds and obligations                                   $12,746,966      $568,866      $ (63,059)  $13,252,773
   Mortgage and other asset-backed securities                         10,187,423       166,679        (54,535)   10,299,567
   Foreign corporate bonds and obligations                             2,666,626       126,187        (24,923)    2,767,890
   Structured investments                                                593,094         1,784        (47,767)      547,111
   U.S. Government agency obligations                                    235,994        13,848            (20)      249,822
   State and municipal obligations                                       114,158         3,711         (3,100)      114,769
   Foreign government bonds and obligations                               82,448        10,728           (617)       92,559
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                26,626,709       891,803       (194,021)   27,324,491
   Common stocks                                                              19           101             --           120
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities and equity securities                         $26,626,728      $891,904      $(194,021)  $27,324,611
===========================================================================================================================

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

                                                                                         GROSS          GROSS
                                                                       AMORTIZED      UNREALIZED     UNREALIZED      FAIR
(THOUSANDS)                                                              COST            GAINS          LOSSES       VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate bonds and obligations                                   $ 8,137,626    $  509,870      $(112,540)  $ 8,534,956
   Mortgage and other asset-backed securities                         12,145,797       393,342        (10,067)   12,529,072
   Foreign corporate bonds and obligations                             1,476,670       101,190         (3,805)    1,574,055
   Structured investments                                              1,306,245         2,112        (59,101)    1,249,256
   U.S. Government agency obligations                                     84,075        12,015           (687)       95,403
   State and municipal obligations                                        29,202         2,522             --        31,724
   Foreign government bonds and obligations                               29,611         8,027             --        37,638
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                23,209,226     1,029,078       (186,200)   24,052,104
   Common stocks                                                              19             2             --            21
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities and equity securities                         $23,209,245    $1,029,080      $(186,200)  $24,052,125
===========================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

                                                      LESS THAN 12 MONTHS        12 MONTHS OR MORE            TOTAL
                                                     FAIR       UNREALIZED       FAIR     UNREALIZED    FAIR      UNREALIZED
(THOUSANDS)                                          VALUE        LOSSES         VALUE      LOSSES      VALUE       LOSSES
---------------------------------------------------------------------------------------------------------------------------
Description of securities:
   Corporate bonds and obligations                $3,145,975   $ (59,691)      $40,125    $(3,368)   $3,186,100  $ (63,059)
   Mortgage and other asset-backed securities      4,154,632     (54,524)          144        (11)    4,154,776    (54,535)
   Foreign corporate bonds and obligations           740,943     (24,923)           --         --       740,943    (24,923)
   U.S. Government and agencies obligations            8,250         (20)           --         --         8,250        (20)
   State and municipal obligations                    61,926      (3,100)           --         --        61,926     (3,100)
   Foreign government bonds and obligations            8,242        (617)           --         --         8,242       (617)
   Other                                                  --          --             3         (1)            3         (1)
---------------------------------------------------------------------------------------------------------------------------
Total                                             $8,119,968   $(142,875)      $40,272    $(3,380)   $8,160,240  $(146,255)
===========================================================================================================================

NOTE: EXCLUDES STRUCTURED INVESTMENTS THAT ARE ACCOUNTED FOR PURSUANT TO EITF 99-20, AND ARE THEREFORE OUTSIDE THE SCOPE OF EITF 03-1. AT DECEMBER 31, 2003, SUCH INVESTMENTS HAD GROSS UNREALIZED LOSSES OF $47.8 MILLION.

Approximately 751 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. IDS Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See "Investments -- Fixed maturity and equity securities" section of Note 1 for information regarding IDS Life's policy for determining when an investment's decline in value is other-than-temporary.

                                    -- 12 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity at December 31, 2003:

                                                    AMORTIZED            FAIR
(THOUSANDS)                                           COST               VALUE
--------------------------------------------------------------------------------
Due within one year                                $   329,607       $   337,004
Due from one to five years                           3,682,678         3,904,191
Due from five to ten years                          10,287,297        10,627,059
Due in more than ten years                           2,139,704         2,156,670
Mortgage and other asset-backed securities          10,187,423        10,299,567
--------------------------------------------------------------------------------
   Total                                           $26,626,709       $27,324,491
================================================================================

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

At December 31, 2002, fixed maturity securities comprised approximately 86 percent of IDS Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.6 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

RATING                                                 2003          2002
----------------------------------------------------------------------------
AAA                                                     41%           53%
AA                                                       2             1
A                                                       21            14
BBB                                                     27            25
Below investment grade                                   9             7
----------------------------------------------------------------------------
   Total                                               100%          100%
============================================================================

At December 31, 2003, approximately 91 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                 2003           2002           2001
-------------------------------------------------------------------------------
Sales                                  $12,232,235    $10,093,228    $5,493,141
Maturities                             $ 4,152,088    $ 3,078,509    $2,706,147
Purchases                              $20,527,995    $16,287,891    $9,477,740
-------------------------------------------------------------------------------

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $255.3 million, $297.5 million and $116.6 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized (losses) on sales of Available-for-Sale securities were approximately ($135.5 million), ($137.4 million) and ($390.7 million) for the same periods. IDS Life also recognized (losses) of approximately ($102.6 million), ($144.1 million) and ($348.7 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, IDS Life recognized pretax losses of $828.2 million to recognize the impact of higher default rate assumptions on certain structured investments, to write down lower-rated securities (most of which were sold in 2001) in connection with IDS Life's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments, and to adopt EITF Issue No. 99-20. Of the total charge of $828.2 million, approximately $624.0 million of these losses are included in net realized losses on investments and $171.3 million are included in net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

Also during 2001 IDS Life placed a majority of its rated CDO securities and related accrued interest, as well as a relatively minor amount of other liquid securities (collectively referred to as transferred assets), having an aggregate book value of $675.3 million, into a securitization trust. In return, IDS Life received $89.5 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $585.8 million. As of December 31, 2003, the retained interests had a carrying value of $518.0 million, of which $381.7 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based upon the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue No. 99-20.

                                    -- 13 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The change in net unrealized securities gains (losses) recognized in other comprehensive income includes two components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), and (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities (reclassification for realized gains (losses)). This reclassification has no effect on total comprehensive income or shareholders' equity.

The following table presents these components of other comprehensive income net of tax:

(THOUSANDS)                                                                               2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of deferred policy acquisition costs                      $(79,470)      $424,360      $(11,262)
Reclassification for realized securities losses (gains)                                (11,225)       (10,484)      423,434
---------------------------------------------------------------------------------------------------------------------------
Increase in net unrealized securities (losses) gains recognized in other
   comprehensive income                                                               $(90,695)      $413,876      $412,172
===========================================================================================================================

At December 31, 2003 and 2002, bonds carried at $16.3 million and $14.5 million, respectively, were on deposit with various states as required by law.

Pursuant to adoption of SFAS No. 133, IDS Life reclassified all Held-to-Maturity securities with a carrying value of $6.5 billion and net unrealized gains of $8.2 million to Available-for-Sale as of January 1, 2001.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                              2003          2002
----------------------------------------------------------------------------
Mortgage loans on real estate                       $3,227,217    $3,461,963
Mortgage loans on real estate reserves                 (47,197)      (44,312)
----------------------------------------------------------------------------
Net mortgage loans                                  $3,180,020    $3,417,651
============================================================================

Syndicated loans                                      $140,792      $111,574
Syndicated loans reserves                               (3,000)       (1,000)
----------------------------------------------------------------------------
Net syndicated loans                                  $137,792      $110,574
============================================================================

Mortgage loans are first mortgages on real estate. IDS Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements.

At December 31, 2003 and 2002, IDS Life's recorded investment in impaired mortgage loans on real estate was $11.1 million and $33.1 million, with a reserve of $2.9 million and $9.1 million, respectively. During 2003 and 2002, the average recorded investment in impaired mortgage loans on real estate was $26.0 million and $36.6 million, respectively. IDS Life recognized $0.8 million, $1.1 million and $1.3 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2003, 2002 and 2001, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                              2003           2002          2001
---------------------------------------------------------------------------
Balance, January 1                     $44,312        $28,173       $11,489
Provision for mortgage loan losses      11,687         23,514        19,934
Foreclosures, write-offs and other      (8,802)        (7,375)       (3,250)
---------------------------------------------------------------------------
Balance, December 31                   $47,197        $44,312       $28,173
===========================================================================

                                    -- 14 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                              DECEMBER 31, 2003                          DECEMBER 31, 2002
(THOUSANDS)                                             ON BALANCE    FUNDING                      ON BALANCE       FUNDING
REGION                                                     SHEET     COMMITMENTS                      SHEET       COMMITMENTS
---------------------------------------------------------------------------------------------------------------------------
East North Central                                     $  578,855     $ 6,575                      $  615,886        $   --
West North Central                                        490,119       8,115                         493,310        25,500
South Atlantic                                            662,121       1,350                         765,443         2,800
Middle Atlantic                                           294,333       4,800                         321,699        19,100
New England                                               197,338      11,474                         228,400         5,800
Pacific                                                   342,214      13,900                         355,622         5,250
West South Central                                        191,886       8,800                         211,285         1,000
East South Central                                         71,566         800                          63,859            --
Mountain                                                  398,785       2,700                         406,459            --
---------------------------------------------------------------------------------------------------------------------------
                                                        3,227,217      58,514                       3,461,963        59,450
Less reserves for losses                                  (47,197)         --                         (44,312)           --
---------------------------------------------------------------------------------------------------------------------------
   Total                                               $3,180,020     $58,514                      $3,417,651       $59,450
===========================================================================================================================

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                               DECEMBER 31, 2003                          DECEMBER 31, 2002
(THOUSANDS)                                             ON BALANCE    FUNDING                      ON BALANCE       FUNDING
PROPERTY TYPE                                              SHEET     COMMITMENTS                      SHEET       COMMITMENTS
---------------------------------------------------------------------------------------------------------------------------
Department/retail stores                               $  868,079     $18,444                      $  998,234       $20,722
Apartments                                                560,753      21,600                         622,185            --
Office buildings                                        1,136,034      10,805                       1,178,934        25,628
Industrial buildings                                      355,497       4,265                         344,604        13,100
Hotels/motels                                             111,230       1,000                         103,034            --
Medical buildings                                          70,934          --                          96,689            --
Nursing/retirement homes                                   27,253          --                          35,873            --
Mixed use                                                  60,124          --                          54,512            --
Other                                                      37,313       2,400                          27,898            --
---------------------------------------------------------------------------------------------------------------------------
                                                        3,227,217      58,514                       3,461,963        59,450
Less reserves for losses                                  (47,197)         --                         (44,312)           --
---------------------------------------------------------------------------------------------------------------------------
   Total                                               $3,180,020     $58,514                      $3,417,651       $59,450
===========================================================================================================================

Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2003 and 2002 was not material.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan.

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                          $1,423,560     $1,331,547    $1,276,966
Income on mortgage loans on real estate                                                247,001        274,524       290,608
Other                                                                                   64,328        (15,642)      (41,927)
---------------------------------------------------------------------------------------------------------------------------
                                                                                     1,734,889      1,590,429     1,525,647
Less investment expenses                                                                29,359         28,573        39,959
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                            $1,705,530     $1,561,856    $1,485,688
===========================================================================================================================

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                               2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                       $17,271       $ 16,129     $(622,897)
Mortgage loans on real estate                                                           (3,437)       (15,586)      (17,834)
Other                                                                                   (9,734)        (5,050)       (9,021)
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                               $ 4,100       $ (4,507)    $(649,752)
===========================================================================================================================

                                                           -- 15 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(THOUSANDS)                                                                             2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                          $3,309,094     $3,107,187    $2,951,655
Capitalization of expenses                                                             588,767        612,987       551,707
Amortization                                                                          (288,276)      (335,729)     (375,984)
Change in unrealized investment gains and losses                                         5,594        (75,351)      (20,191)
---------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                $3,615,179     $3,309,094    $3,107,187
===========================================================================================================================

4. INCOME TAXES

IDS Life qualifies as a life insurance company for federal income tax purposes. As such, IDS Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax provision (benefit) for the years ended December 31 consists of the following:

(THOUSANDS)                                                                              2003           2002          2001
---------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                            $ 91,862       $(30,647)   $   88,121
   Deferred                                                                            (30,714)       116,995      (234,673)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        61,148         86,348      (146,552)
State income taxes-current                                                               5,797          1,478         1,330
---------------------------------------------------------------------------------------------------------------------------
Income tax provision (benefit) before cumulative effect of accounting change          $ 66,945       $ 87,826     $(145,222)
===========================================================================================================================

Income tax provision (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2003                         2002                         2001
(DOLLARS IN THOUSANDS)                       PROVISION    RATE            PROVISION    RATE            PROVISION    RATE
---------------------------------------------------------------------------------------------------------------------------
Federal income taxes based on the
   statutory rate                           $201,089       35.0%         $164,502        35.0%        $ (66,136)     (35.0)%
Tax-exempt interest and dividend income      (61,070)     (10.6)           (5,260)       (1.1)           (4,663)      (2.5)
State taxes, net of federal benefit            3,768        0.7               961         0.2               865        0.4
Affordable housing credits                   (73,500)     (12.8)          (70,000)      (14.9)          (73,200)     (38.7)
Other, net                                    (3,342)      (0.6)           (2,377)       (0.5)           (2,088)      (1.1)
---------------------------------------------------------------------------------------------------------------------------

Total income taxes                          $ 66,945       11.7%         $ 87,826        18.7%        $(145,222)     (76.9)%
===========================================================================================================================

IDS Life's 2003 income tax provision reflects a $41.3 million reduction in tax expense due to adjustments related to the finalization to the 2002 tax return filed during the third quarter of 2003 and the publication of favorable technical guidance related to the taxation of dividend income.

A portion of IDS Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2003, IDS Life had a policyholders' surplus account balance of $20.1 million. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if IDS Life is liquidated. Deferred income taxes of $7.0 million have not been established because no distributions of such amounts are contemplated.

                                    -- 16 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of IDS Life's deferred income tax assets and liabilities as of December 31 are as follows:

(THOUSANDS)                                                 2003          2002
-------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                      $  798,508   $  683,144
   Other investments                                       300,888      319,829
   Other                                                    30,376       29,789
-------------------------------------------------------------------------------
Total deferred income tax assets                         1,129,772    1,032,762
Deferred income tax liabilities:
   Deferred policy acquisition costs                     1,004,942      929,751
   Net unrealized gain -- Available-for-Sale securities    218,322      267,113
   Other                                                    46,322       17,957
-------------------------------------------------------------------------------
Total deferred income tax liabilities                    1,269,586    1,214,821
-------------------------------------------------------------------------------
Net deferred income tax liability                       $ (139,814)  $ (182,059)
===============================================================================

IDS Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that IDS Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to IDS Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. IDS Life's statutory unassigned surplus aggregated $1.4 billion and $1.3 billion as of December 31, 2003 and 2002, respectively. In addition, any dividend distributions in 2004 in excess of $280.5 million would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                  2003           2002          2001
-------------------------------------------------------------------------------
Statutory net income (loss)              $  432,063    $  159,794    $ (317,973)
Statutory capital and surplus             2,804,593     2,408,379     1,947,350
-------------------------------------------------------------------------------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of IDS Life Insurance Company and its four life insurance company subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that IDS Life uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $40.0 million to IDS Life's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 IDS Life's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5.6 million to IDS Life's statutory-basis capital and surplus as of January 1, 2002.

6. RELATED PARTY TRANSACTIONS

IDS Life loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2003 and 2002. This loan can be increased to a maximum of $75 million and pays interest at a rate equal to the preceding month's effective new money rate for IDS Life's permanent investments. Interest income on related party loans totaled $nil in 2003, 2002 and 2001.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by IDS Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003 and as discussed in the "Separate account business" section of Note 1 herein, AEFC receives management fees from these funds. IDS Life continues to provide all fund management services, other than investment management, and has entered into an administrative services agreement with AEFC to be compensated for the services IDS Life provides. During the fourth quarter of 2003, $14.1 million was received by IDS Life under this arrangement.

IDS Life participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life's share of the total net periodic pension cost was $0.3 million in 2003, 2002 and 2001.

                                    -- 17 --
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IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

IDS Life also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2003, 2002 and 2001 were $2.2 million, $1.4 million, and $0.7 million, respectively.

IDS Life participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2003, 2002 and 2001 was $2.1 million, $1.8 million, and $1.0 million, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $549.2 million, $526.1 million, and $505.5 million for 2003, 2002 and 2001, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life may not be reflective of expenses that would have been incurred by IDS Life on a stand-alone basis.

Included in other liabilities at December 31, 2003 and 2002 are $64.4 million and $55.6 million, respectively, payable to AEFC for federal income taxes.

7. LINES OF CREDIT

IDS Life has available lines of credit with AEFC aggregating $200 million ($100 million committed and $100 million uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under these line of credit arrangements at December 31, 2003 and 2002.

8. COMMITMENTS AND CONTINGENCIES

At December 31, 2003, 2002 and 2001, traditional life and universal life-type insurance in force aggregated $131.1 billion, $119.2 billion, and $108.3 billion, respectively, of which $53.8 billion, $38.0 billion, and $26.0 billion was reinsured at the respective year ends. IDS Life also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $144.7 million, $129.3 million, and $114.5 million and reinsurance recovered from reinsurers amounted to $60.3 million, $60.6 million, and $43.4 million, for the years ended December 31, 2003, 2002 and 2001, respectively. Reinsurance contracts do not relieve IDS Life from its primary obligation to policyholders.

At December 31, 2003, IDS Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. IDS Life Insurance Company has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life Insurance Company and its subsidiaries are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on IDS Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on IDS Life's consolidated financial position as a result of these audits.

9. DERIVATIVE FINANCIAL INSTRUMENTS

IDS Life maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. IDS Life does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged.

                                    -- 18 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. IDS Life is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. IDS Life monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of IDS Life's counterparties are rated A or better by Moody's and Standard & Poor's.

As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. IDS Life currently has derivatives that are considered cash flows hedges and also has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For derivative instruments that are designated and qualify as a cash flow hedge, the portion of the gain or loss on the derivative instrument effective at offsetting changes in the hedged item is reported as a component of other comprehensive income (loss) and reclassified into earnings when the hedged transaction affects earnings. Any ineffective portion of the gain or loss on the derivative instrument is recognized currently in earnings. For derivative instruments not designated as hedging instruments, the gain or loss is recognized currently in earnings.

For the years ended December 31, 2003, 2002 and 2001, there were no significant gains or losses on derivative transactions or portions thereof that were ineffective as hedges, excluded from the assessment of hedge effectiveness or reclassified into earnings as a result of the discontinuance of cash flow hedges.

CASH FLOW HEDGES

IDS Life uses interest rate swaptions to manage interest crediting rates related to IDS Life's fixed annuity business. IDS Life uses interest rate swaptions to hedge the risk of increasing interest rates. The fair values of the interest rate swaptions are included in other assets in the Consolidated Balance Sheets.

No amounts were reclassified out of accumulated other comprehensive income and into earnings during 2003, 2002 or 2001, as IDS Life entered into the interest rate swaptions in late-2003. Additionally, IDS Life does not expect to reclassify any material amounts from accumulated other comprehensive income to earnings during the next twelve months as the hedge period covered by the interest rate swaptions begins in 2007. The impacts of the interest rate swaptions will be recognized in earnings at the same time that IDS Life realizes the impacts of increased interest crediting rates. In the event that cash flow hedge accounting is no longer applied as the derivative is de-designated as a hedge by IDS Life, the hedge is not considered to be highly effective, or the forecasted transaction being hedged is no longer likely to occur, the reclassification from accumulated other comprehensive income into earnings may be accelerated and all future market value fluctuations will be reflected in income. There were no cash flow hedges for which hedge accounting was terminated for these reasons during 2003, 2002 or 2001.

Currently, the longest period of time over which IDS Life is hedging exposure to the variability in future cash flows is 15 years.

DERIVATIVES NOT DESIGNATED AS HEDGES

IDS Life enters into interest rate swaps, caps and floors to manage IDS Life's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2003. The interest rate caps expired in January 2003. The fair value of the interest rate caps is included in other assets. Changes in the value of the interest rate caps are included in other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. IDS Life writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). IDS Life views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by IDS Life related to the annuity product will positively or negatively impact reported earnings.

                                    -- 19 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The purchased and written options are carried at fair value and included in other assets and other liabilities, respectively. The fair value of the embedded options are included in future policy benefits for fixed annuities. The changes in fair value of the options are recognized in net investment income and the embedded derivatives are recognized in interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

IDS Life also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing IDS Life to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that IDS Life receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, IDS Life's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2003 related to this strategy.

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

IDS Life discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future fair values. Management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life, therefore, cannot be estimated by aggregating the amounts presented.

                                                               2003                               2002
(THOUSANDS)                                          CARRYING            FAIR           CARRYING            FAIR
FINANCIAL ASSETS                                      VALUE              VALUE            VALUE             VALUE
--------------------------------------------------------------------------------------------------------------------
Fixed maturities                                   $27,324,491       $27,324,491      $24,052,104       $24,052,104
Common stocks                                      $       120       $       120      $        21       $        21
Mortgage loans on real estate                      $ 3,180,020       $ 3,477,868      $ 3,417,651       $ 3,815,362
Cash and cash equivalents                          $ 1,234,742       $ 1,234,742      $ 4,424,061       $ 4,424,061
Other investments                                  $   137,792       $   141,179      $   110,574       $   108,813
Derivatives                                        $   163,237       $   163,237      $    24,016       $    24,016
Separate account assets                            $27,774,319       $27,774,319      $21,980,674       $21,980,674
--------------------------------------------------------------------------------------------------------------------

FINANCIAL LIABILITIES
--------------------------------------------------------------------------------------------------------------------
Future policy benefits for fixed annuities         $24,873,303       $24,113,440      $21,911,497       $21,282,750
Derivatives                                        $     2,563       $     2,563      $     9,099       $     9,099
Separate account liabilities                       $24,281,415       $23,320,423      $19,391,316       $18,539,425
--------------------------------------------------------------------------------------------------------------------

At December 31, 2003 and 2002, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1.4 billion and $1.4 billion, respectively, and policy loans of $55.8 million and $67.5 million, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2003 and 2002. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

At December 31, 2003 and 2002, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3.5 billion and $2.6 billion, respectively.

                                    -- 20 --

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AMERICAN
 EXPRESS
(R)

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

                                                                 S-6196 P (4/04)